UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant's telephone number, including area code:  312-832-1440

Date of fiscal year end:   09/30

Date of reporting period:  6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1‑5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 69.32%
894,440	Aberdeen Asia-Pacific Income Fund, Inc.	$4,436,422
247,487	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,165,359
1,711,552	Adams Diversified Equity Fund, Inc.	23,910,381
125,933	Advent Claymore Convertible Securities and Income Fund II	807,231
289,172	AllianceBernstein Global High Income Fund, Inc.	3,475,847
442,137	AllianceBernstein Income Fund, Inc.	3,289,499
794,326	AllianzGI Equity & Convertible Income Fund	15,330,492
1,866,506	Alpine Total Dynamic Dividend Fund	16,126,612
241,617	Apollo Tactical Income Fund, Inc.	3,810,300
267,192	Avenue Income Credit Strategies Fund	3,796,798
653,930	BlackRock Corporate High Yield Fund, Inc.	7,055,905
1,438,634	BlackRock Credit Allocation Income Trust	18,227,493
943,436	BlackRock Debt Strategies Fund, Inc.	3,415,238
294,760	BlackRock Enhanced Equity Dividend Trust	2,352,185
1,185,744	BlackRock Global Opportunities Equity Trust	16,303,980
356,679	BlackRock Multi-Sector Income Trust	5,913,738
184,420	BlackRock Municipal Target Term Trust	3,738,193
305,478	Blackstone/GSO Long-Short Credit Income Fund	4,731,854
496,295	Blackstone/GSO Strategic Credit Fund	7,757,091
1,728,766	Boulder Growth & Income Fund, Inc.	14,590,782
402,724	CBRE Clarion Global Real Estate Income Fund	3,205,683
148,802	Central Europe, Russia and Turkey Fund, Inc.	3,105,498
737,465	Central Fund of Canada Ltd. - Class A	8,598,842
66,022	Central Securities Corp.	1,408,249
581,941	ClearBridge American Energy MLP Fund, Inc.	8,030,786
187,254	ClearBridge Energy MLP Opportunity Fund, Inc.	3,505,395
468,756	ClearBridge Energy MLP Total Return Fund, Inc.	8,568,860
274,153	Clough Global Allocation Fund	4,041,015
520,338	Clough Global Equity Fund	7,701,002
2,826,642	Clough Global Opportunities Fund	34,061,036
112,490	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,967,450
474,564	Deutsche High Income Trust	4,043,285
208,173	Diversified Real Asset Income Fund	3,651,354
552,867	Eaton Vance Limited Duration Income Fund	7,447,118
188,646	Eaton Vance Short Duration Diversified Income Fund	2,612,747
360,097	First Trust High Income Long/Short Fund	5,631,917
431,555	Franklin Limited Duration Income Trust	5,027,616
349,809	General American Investors Co., Inc.	12,176,851
171,824	Global High Income Fund, Inc.	1,458,786
127,066	Goldman Sachs MLP Income Opportunities Fund	1,902,178
503,062	Invesco Dynamic Credit Opportunities Fund	5,840,550
472,828	Invesco Municipal Opportunity Trust	5,768,502
283,834	Invesco Municipal Trust	3,411,685
219,364	Ivy High Income Opportunities Fund	3,277,298
58,628	Kayne Anderson Midstream/Energy Fund, Inc.	1,731,871
5,163,132	Liberty All Star® Equity Fund	29,688,009
328,668	LMP Real Estate Income Fund, Inc.	3,845,416
83,305	Madison Strategic Sector Premium Fund	974,669
375,400	MFS Charter Income Trust	3,179,638
1,194,660	MFS Multimarket Income Trust	7,251,586
193,845	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,746,543
565,322	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,890,035

Shares/Description		Value
111,230	Neuberger Berman High Yield Strategies Fund, Inc.	$1,310,289
1,623,401	Neuberger Berman Real Estate Securities Income Fund, Inc.	7,694,921
1,290,360	NexPoint Credit Strategies Fund	9,458,339
338,370	Nuveen Build America Bond Fund	6,547,460
1,177,581	Nuveen Credit Strategies Income Fund	10,138,972
576,932	Nuveen Intermediate Duration Municipal Term Fund	7,067,417
450,057	Nuveen Mortgage Opportunity Term Fund	10,211,793
145,788	Nuveen Mortgage Opportunity Term Fund 2	3,218,999
214,967	Nuveen Municipal Advantage Fund, Inc.	2,794,571
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,678,587
56,255	Nuveen Premier Municipal Income Fund, Inc.	725,690
372,361	Nuveen Premium Income Municipal Fund 2, Inc.	4,944,954
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,174,966
39,145	Nuveen Quality Income Municipal Fund, Inc.	522,194
125,818	Nuveen Quality Preferred Income Fund 3	1,025,417
28,993	Nuveen Select Quality Municipal Fund, Inc.	383,287
1,122,838	PIMCO Dynamic Credit Income Fund	22,658,871
321,913	Prudential Short Duration High Yield Fund, Inc.	4,979,994
97,500	Putnam Municipal Opportunities Trust	1,131,975
413,045	Putnam Premier Income Trust	2,106,530
85,923	Royce Global Value Trust, Inc.	714,020
1,404,999	Royce Value Trust, Inc.	19,374,936
554,416	Sprott Focus Trust, Inc.	3,925,265
890,749	Templeton Global Income Fund	6,261,965
97,371	Tortoise Energy Infrastructure Corp.	3,593,964
71,515	Tortoise MLP Fund, Inc.	1,518,979
1,091,184	Tri-Continental Corp.	23,122,189
83,331	Virtus Global Multi-Sector Income Fund	1,306,630
188,376	Voya Emerging Markets High Income Dividend Equity Fund	1,855,504
436,137	Wells Fargo Advantage Multi-Sector Income Fund	5,521,494
277,601	Western Asset Emerging Markets Debt Fund, Inc.	4,152,911
349,361	Western Asset Emerging Markets Income Fund, Inc.	3,748,644
238,647	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,092,796
623,650	Western Asset High Income Opportunity Fund, Inc.	3,211,798
248,401	Western Asset Managed High Income Fund, Inc.	1,227,101
310,455	Western Asset Worldwide Income Fund, Inc.	3,365,332
707,562	Zweig Total Return Fund, Inc.	9,155,852

TOTAL CLOSED-END FUNDS
(Cost $538,413,935)		557,911,476

BUSINESS DEVELOPMENT COMPANIES - 2.76%
754,620	American Capital Ltd.(a)	10,225,101
920,386	Fifth Street Finance Corp.	6,028,529
664,308	Medley Capital Corp.	5,918,984

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $23,685,888)		22,172,614

COMMON STOCKS - 0.29%
174,042	NexPoint Residential Trust, Inc., REIT	2,337,384

TOTAL COMMON STOCKS
(Cost $2,462,694)		2,337,384

Shares/Description		Value
EXCHANGE-TRADED FUNDS - 19.35%
94,701	Guggenheim Russell Top 50® Mega Cap ETF	$13,400,192
30,000	iShares® Russell 2000® ETF	3,745,200
250,000	iShares® S&P 100® Fund	22,702,500
209,517	Market Vectors® Gold Miners ETF	3,721,022
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	10,033,966
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	21,823,774
167,759	SPDR® S&P 500® ETF Trust	34,539,901
482,753	Vanguard® FTSE Developed Markets ETF	19,141,156
651,375	Vanguard® FTSE Emerging Markets ETF	26,628,210

TOTAL EXCHANGE-TRADED FUNDS
(Cost $139,403,841)		155,735,921

EXCHANGE-TRADED NOTES - 0.94%
372,179	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	7,573,843

TOTAL EXCHANGE-TRADED NOTES
(Cost $7,945,851)		7,573,843

PREFERRED STOCKS - 0.20%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,589,496

TOTAL PREFERRED STOCKS
(Cost $1,444,152)		1,589,496

SHORT-TERM INVESTMENTS - 8.30%
Money Market Fund
66,839,233	State Street Institutional Trust (7 Day Yield 0.00%)	66,839,233

TOTAL SHORT-TERM INVESTMENTS
(Cost $66,839,233)		66,839,233

TOTAL INVESTMENTS - 101.16%
(Cost $780,195,594)		814,159,967
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.16)%		(9,347,805)
NET ASSETS - 100.00%		$804,812,162

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
FTSE - Financial Times Stock Exchange.
Ltd. - Limited.
MLP - Master Limited Partnership.
RAFI - Research Affiliates Fundamental Index.
REIT - Real Estate Investment Trust.
S&P – Standard & Poor’s.
SPDR - Standard and Poor's Depositary Receipt.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 29.05%
2,519,514	Aberdeen Asia-Pacific Income Fund, Inc.	$12,496,789
634,734	Advent Claymore Convertible Securities and Income Fund II	4,068,645
391,499	Advent/Claymore Enhanced Growth & Income Fund	3,550,896
673,915	AllianceBernstein Global High Income Fund, Inc.	8,100,458
4,184,826	AllianceBernstein Income Fund, Inc.	31,135,105
473,696	Ares Dynamic Credit Allocation Fund, Inc.	7,261,760
64,786	Ares Multi-Strategy Credit Fund, Inc.	1,218,625
224,176	Babson Capital Global Short Duration High Yield Fund	4,472,311
125,645	BlackRock Build America Bond Trust	2,496,566
1,685,341	BlackRock Corporate High Yield Fund, Inc.	18,184,829
1,677,046	BlackRock Credit Allocation Income Trust	21,248,173
3,641,163	BlackRock Debt Strategies Fund, Inc.	13,181,010
236,126	BlackRock Floating Rate Income Strategies Fund, Inc.	3,192,424
29,090	BlackRock Floating Rate Income Trust	377,588
117,167	BlackRock Limited Duration Income Trust	1,775,080
511,077	BlackRock Multi-Sector Income Trust	8,473,657
241,852	BlackRock Municipal Target Term Trust	4,902,340
124,246	Blackstone/GSO Senior Floating Rate Term Fund	2,133,304
746,596	Blackstone/GSO Strategic Credit Fund	11,669,296
96,614	Brookfield High Income Fund, Inc.	787,405
489,816	Brookfield Mortgage Opportunity Income Fund, Inc.	7,743,991
276,139	Credit Suisse Asset Management Income Fund, Inc.	883,645
205,534	Deutsche Global High Income Fund, Inc.	1,673,047
455,060	Deutsche High Income Opportunities Fund, Inc.	6,643,876
191,060	Deutsche Multi-Market Income Trust	1,549,497
116,399	Diversified Real Asset Income Fund	2,041,639
42,895	Eaton Vance Floating-Rate Income Trust	591,093
840,161	Eaton Vance Limited Duration Income Fund	11,316,969
31,021	Eaton Vance Municipal Bond Fund	377,526
914,448	Eaton Vance Senior Income Trust	5,678,722
258,067	Eaton Vance Short Duration Diversified Income Fund	3,574,228
257,709	Federated Enhanced Treasury Income Fund	3,404,336
134,475	First Trust Aberdeen Global Opportunity Income Fund	1,468,467
462,232	First Trust High Income Long/Short Fund	7,229,308
329,024	Franklin Limited Duration Income Trust	3,833,130
231,518	Global High Income Fund, Inc.	1,965,588
37,788	Invesco Bond Fund	656,755
840,270	Invesco Dynamic Credit Opportunities Fund	9,755,535
510,316	Invesco Municipal Opportunity Trust	6,225,855
663,917	Invesco Municipal Trust	7,980,282
153,363	Invesco Quality Municipal Income Trust	1,812,751
631,648	Invesco Senior Income Trust	2,817,150
446,021	Legg Mason BW Global Income Opportunities Fund, Inc.	6,346,879
177,236	LMP Corporate Loan Fund, Inc.	1,956,685
1,132,185	MFS Charter Income Trust	9,589,607
245,689	MFS InterMarket Income Trust I	2,071,158
1,002,824	MFS Multimarket Income Trust	6,087,142
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,360,317
1,386,881	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,996,521
220,698	Morgan Stanley Income Securities, Inc.	3,798,213
357,471	Neuberger Berman High Yield Strategies Fund, Inc.	4,211,008
533,848	NexPoint Credit Strategies Fund	3,913,106
46,458	Nuveen Build America Bond Fund	898,962

Shares/Description		Value
210,615	Nuveen Build America Bond Opportunity Fund	$4,144,903
2,063,381	Nuveen Credit Strategies Income Fund	17,765,710
419,186	Nuveen Dividend Advantage Municipal Fund	5,692,546
50,693	Nuveen Dividend Advantage Municipal Fund 3	677,258
17,384	Nuveen Dividend Advantage Municipal Income Fund	235,727
322,244	Nuveen Floating Rate Income Fund	3,460,901
670,513	Nuveen Global High Income Fund	11,204,272
389,031	Nuveen Intermediate Duration Municipal Term Fund	4,765,630
553,395	Nuveen Municipal Advantage Fund, Inc.	7,194,135
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	5,004,439
103,302	Nuveen Municipal Opportunity Fund, Inc.	1,405,940
63,234	Nuveen Performance Plus Municipal Fund, Inc.	887,173
327,017	Nuveen Preferred Income Opportunities Fund	2,995,476
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,062,315
701,515	Nuveen Premium Income Municipal Fund 2, Inc.	9,316,119
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,577,050
135,843	Nuveen Quality Preferred Income Fund 2	1,150,590
139,427	Nuveen Quality Preferred Income Fund 3	1,136,330
182,417	Nuveen Select Quality Municipal Fund, Inc.	2,411,553
1,052,708	Nuveen Senior Income Fund	6,737,331
92,430	Nuveen Short Duration Credit Opportunities Fund	1,523,246
2,979,406	PIMCO Dynamic Credit Income Fund	60,124,413
84,160	PIMCO Income Strategy Fund II	827,293
262,871	Pioneer Floating Rate Trust	2,991,472
588,342	Prudential Global Short Duration High Yield Fund, Inc.	8,883,964
303,541	Prudential Short Duration High Yield Fund, Inc.	4,695,779
822,074	Putnam Master Intermediate Income Trust	3,880,189
152,500	Putnam Municipal Opportunities Trust	1,770,525
2,392,411	Putnam Premier Income Trust	12,201,296
531,762	Strategic Global Income Fund, Inc.	4,397,672
1,162,335	Templeton Emerging Markets Income Fund	12,448,608
1,949,684	Templeton Global Income Fund	13,706,279
379,489	The GDL Fund	3,866,993
449,173	The New America High Income Fund, Inc.	3,939,247
229,691	Virtus Global Multi-Sector Income Fund	3,601,555
293,070	Voya Prime Rate Trust	1,538,618
79,142	Wells Fargo Advantage Income Opportunities Fund	654,504
586,387	Wells Fargo Advantage Multi-Sector Income Fund	7,423,659
420,353	Western Asset Emerging Markets Debt Fund, Inc.	6,288,481
503,539	Western Asset Emerging Markets Income Fund, Inc.	5,402,973
166,229	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,850,827
977,377	Western Asset High Income Opportunity Fund, Inc.	5,033,492
650,712	Western Asset High Yield Defined Opportunity Fund, Inc.	10,020,965
563,562	Western Asset Managed High Income Fund, Inc.	2,783,996
67,584	Western Asset Worldwide Income Fund, Inc.	732,611
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,047,714

TOTAL CLOSED-END FUNDS
(Cost $619,069,567)		585,641,018

BUSINESS DEVELOPMENT COMPANIES - 0.90%
869,288	American Capital Ltd.(a)	11,778,853

Shares/Description		Value
962,546	Fifth Street Finance Corp.	$6,304,676

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $19,039,648)		18,083,529

COMMON STOCKS - 0.09%
133,852	NexPoint Residential Trust, Inc., REIT	1,797,632

TOTAL COMMON STOCKS
(Cost $1,894,006)		1,797,632

EXCHANGE-TRADED FUNDS - 0.74%
651,898	PowerShares® CEF Income Composite Portfolio	14,882,831

TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,338,365)		14,882,831

EXCHANGE-TRADED NOTES - 0.38%
378,926	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	7,711,144

TOTAL EXCHANGE-TRADED NOTES
(Cost $8,082,251)		7,711,144

OPEN-END FUNDS - 1.23%
2,569,629	RiverNorth/Oaktree High Income Fund, Class I(b)	24,822,616

TOTAL OPEN-END FUNDS
(Cost $25,309,131)		24,822,616

PREFERRED STOCKS - 1.20%
80,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,109,917
178,324	Gladstone Investment Corp., Series C, 6.500%	4,502,396
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,156,927
331,835	Kayne Anderson MLP Investment Co., Series E, 4.250%	8,355,605
76,371	The GDL Fund, Series B, 3.000%(c)	3,839,163
212,850	Tortoise Energy Infrastructure Corp., Series C, 3.950%	2,181,713

TOTAL PREFERRED STOCKS
(Cost $24,054,845)		24,145,721

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.21%
261,504	Fifth Street Finance Corp.	6.13%	04/30/2028	6,456,534
248,179	Main Street Capital Corp.	6.13%	04/01/2023	6,229,293
46,811	Medley Capital Corp.	7.13%	03/30/2019	1,181,505
187,527	Medley Capital Corp.	6.13%	03/30/2023	4,690,031
82,099	MVC Capital, Inc.	7.25%	01/15/2023	2,045,907
27,623	PennantPark Investment Corp.	6.25%	02/01/2025	697,205

Shares/Description		Rate	Maturity	Value
125,250	THL Credit, Inc.	6.75%	11/15/2021	$3,172,582

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $24,416,740)				24,473,057

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.34%
Australia - 0.10%
$1,085,000	Australia & New Zealand Banking Group Ltd.(d)	4.88%	01/12/2021	1,218,429
850,000	CNOOC Finance 2015 Australia Pty Ltd.	2.63%	05/05/2020	839,091
				2,057,520
Austria - 0.02%
200,000	ESAL GmbH(d)	6.25%	02/05/2023	197,500
200,000	ESAL GmbH(e)	6.25%	02/05/2023	197,500
				395,000
Bermuda - 0.06%
600,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	565,500
400,000	Digicel Group Ltd.(e)	7.13%	04/01/2022	380,880
200,000	Inkia Energy Ltd.(e)	8.38%	04/04/2021	215,960
				1,162,340
Brazil - 0.03%
200,000	Globo Comunicacao e Participacoes SA(e)(f)	5.31%	05/11/2022	207,000
1,500,000	OAS Finance Ltd.(d)(g)(h)	8.88%	Perpetual Maturity	313,500
				520,500
British Virgin Islands - 0.03%
400,000	Magnesita Finance Ltd.(e)(h)	8.63%	Perpetual Maturity	325,960
200,000	Sinopec Group Overseas Development 2015 Ltd.(d)	2.50%	04/28/2020	197,924
				523,884
Canada - 0.07%
820,000	Bank of Montreal	1.40%	09/11/2017	822,943
405,000	Bank of Montreal	2.38%	01/25/2019	410,254
10,000	Gibson Energy, Inc.(d)	6.75%	07/15/2021	10,375
120,000	Seven Generations Energy Ltd.(d)	8.25%	05/15/2020	127,920
				1,371,492
Cayman Islands - 0.29%
300,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	318,000
1,000,000	AES Andres Dominicana Ltd.(e)	9.50%	11/12/2020	1,060,000
500,000	Agromercantil Senior Trust(d)	6.25%	04/10/2019	517,500
300,000	Agromercantil Senior Trust(e)	6.25%	04/10/2019	310,500
1,095,000	Alibaba Group Holding Ltd.(d)	3.60%	11/28/2024	1,056,335
150,000	Bantrab Senior Trust(e)	9.00%	11/14/2020	158,104
200,000	Cementos Progreso Trust(e)	7.13%	11/06/2023	213,937
1,000,000	Guanay Finance Ltd.(e)	6.00%	12/15/2020	1,037,200
200,000	Hutchison Whampoa International 12 II Ltd.(e)	3.25%	11/08/2022	199,381
600,000	Industrial Senior Trust(d)	5.50%	11/01/2022	583,500
300,000	Industrial Senior Trust(e)	5.50%	11/01/2022	291,750
200,000	Tencent Holdings Ltd.(d)	3.80%	02/11/2025	194,107
				5,940,314

Principal Amount/Description		Rate	Maturity	Value
Chile - 0.18%
$600,000	Cencosud SA(d)	5.15%	02/12/2025	$604,856
800,000	CorpGroup Banking SA(d)	6.75%	03/15/2023	806,497
200,000	Empresa Electrica Guacolda SA(d)	4.56%	04/30/2025	194,428
400,000	Empresa Nacional de Telecomunicaciones SA(d)	4.75%	08/01/2026	393,699
500,000	Latam Airlines Group SA(d)	7.25%	06/09/2020	515,747
800,000	Tanner Servicios Financieros SA(e)	4.38%	03/13/2018	818,577
400,000	Telefonica Chile SA(e)	3.88%	10/12/2022	392,885
				3,726,689
Colombia - 0.10%
250,000	Banco GNB Sudameris SA(e)	7.50%	07/30/2022	264,125
190,000	Ecopetrol SA	7.38%	09/18/2043	199,633
900,000	Ecopetrol SA	5.88%	05/28/2045	798,750
600,000	Pacific Rubiales Energy Corp.(d)	5.13%	03/28/2023	432,000
100,000	Pacific Rubiales Energy Corp.(d)	5.63%	01/19/2025	72,625
400,000	Pacific Rubiales Energy Corp.(e)	5.13%	03/28/2023	288,000
				2,055,133
Costa Rica - 0.08%
400,000	Banco de Costa Rica(e)	5.25%	08/12/2018	412,200
600,000	Banco Nacional de Costa Rica(e)	4.88%	11/01/2018	615,000
400,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	421,500
200,000	Instituto Costarricense de Electricidad(e)	6.95%	11/10/2021	210,750
				1,659,450
Curacao - 0.03%
542,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	523,791

Dominican Republic - 0.02%
400,000	Aeropuertos Dominicanos Siglo XXI SA(e)(f)	9.75%	11/13/2019	410,000

France - 0.03%
540,000	Orange SA	2.75%	09/14/2016	549,883

Great Britain - 0.13%
580,000	BP Capital Markets PLC	3.06%	03/17/2022	578,466
938,000	British Telecommunications PLC	5.95%	01/15/2018	1,035,877
1,000,000	Vedanta Resources PLC(d)	7.13%	05/31/2023	955,000
				2,569,343
Guatemala - 0.02%
400,000	Comcel Trust via Comunicaciones Celulares SA(e)	6.88%	02/06/2024	422,000

India - 0.02%
500,000	Reliance Industries Ltd.(e)(h)	5.88%	Perpetual Maturity	503,125

Israel - 0.04%
300,000	B Communications Ltd.(d)	7.38%	02/15/2021	323,250
400,000	Delek & Avner Tamar Bond Ltd.(d)	4.44%	12/30/2020	408,500
160,000	Delek & Avner Tamar Bond Ltd.(d)	5.41%	12/30/2025	161,200
				892,950
Luxembourg - 0.17%
1,215,000	Actavis Funding SCS	2.35%	03/12/2018	1,222,244
195,000	ArcelorMittal	6.13%	06/01/2025	194,878
785,000	Covidien International Finance SA	2.95%	06/15/2023	767,794
200,000	Gol LuxCo SA(d)	8.88%	01/24/2022	162,500
200,000	Minerva Luxembourg SA(d)	7.75%	01/31/2023	202,000
650,000	Minerva Luxembourg SA(c)(d)(h)	8.75%	Perpetual Maturity	653,250

Principal Amount/Description		Rate	Maturity	Value
$200,000	Minerva Luxembourg SA(e)	7.75%	01/31/2023	$202,000
				3,404,666
Mexico - 0.35%
200,000	Banco Inbursa(e)	4.13%	06/06/2024	193,100
500,000	Banco Santander(c)(e)	5.95%	01/30/2024	526,250
200,000	BBVA Bancomer SA(c)(e)	6.01%	05/17/2022	206,700
700,000	BBVA Bancomer SA(c)(e)	5.35%	11/12/2029	700,000
300,000	Comision Federal de Electricidad(e)	4.88%	05/26/2021	315,000
400,000	Credito Real SAB de CV SOFOM ER(d)	7.50%	03/13/2019	420,000
744,551	Fermaca Enterprises S de RL de CV(d)	6.38%	03/30/2038	759,442
300,000	Grupo Elektra SAB de CV(e)	7.25%	08/06/2018	310,500
600,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	639,300
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	213,100
393,648	Mexico Generadora de Energia S de rl(e)	5.50%	12/06/2032	385,775
200,000	Petroleos Mexicanos	5.50%	01/21/2021	217,400
1,065,000	Petroleos Mexicanos(d)	5.63%	01/23/2046	998,384
200,000	Sixsigma Networks Mexico SA de CV(d)	8.25%	11/07/2021	207,240
300,000	TV Azteca SAB de CV(e)	7.50%	05/25/2018	311,220
250,000	Unifin Financiera SAPI de CV SOFOM ENR(d)	6.25%	07/22/2019	248,438
400,000	Unifin Financiera SAPI de CV SOFOM ENR(e)	6.25%	07/22/2019	397,500
				7,049,349
Netherlands - 0.10%
250,000	Ajecorp BV(e)	6.50%	05/14/2022	183,750
300,000	CIMPOR Financial Operations BV(d)	5.75%	07/17/2024	244,500
200,000	CIMPOR Financial Operations BV(e)	5.75%	07/17/2024	163,000
700,000	Marfrig Holding Europe BV(d)	6.88%	06/24/2019	668,500
200,000	Marfrig Holding Europe BV(e)	6.88%	06/24/2019	191,000
600,000	VTR Finance BV(e)	6.88%	01/15/2024	614,610
				2,065,360
Pakistan - 0.02%
400,000	Global Bank Corp.(d)	5.13%	10/30/2019	407,200

Panama - 0.16%
450,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	470,250
700,000	AES El Salvador Trust II(e)	6.75%	03/28/2023	670,250
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	405,000
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(e)	8.38%	05/10/2020	405,000
300,000	Banco Latinoamerican(d)	3.25%	05/07/2020	299,250
313,990	ENA Norte Trust(e)	4.95%	04/25/2023	326,942
400,000	Global Bank Corp.(e)	4.75%	10/05/2017	410,600
200,000	Global Bank Corp.(e)	5.13%	10/30/2019	203,600
				3,190,892
Paraguay - 0.06%
150,000	Banco Regional SAECA(d)	8.13%	01/24/2019	161,813
600,000	Banco Regional SAECA(e)	8.13%	01/24/2019	647,250
400,000	Telefonica Celular del Paraguay SA(e)	6.75%	12/13/2022	416,000
				1,225,063
Peru - 0.21%
600,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	668,250
300,000	Banco Internacional del Peru SAA Interbank(c)(e)	8.50%	04/23/2070	335,250
180,000	Camposol SA(d)	9.88%	02/02/2017	182,232

Principal Amount/Description		Rate	Maturity	Value
$800,000	Cia Minera Ares SAC(e)	7.75%	01/23/2021	$825,000
400,000	Corp. Azucarera del Peru SA(e)	6.38%	08/02/2022	360,046
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	215,960
200,000	Maestro Peru SA(e)	6.75%	09/26/2019	212,000
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	416,250
500,000	Pesquera Exalmar SAA(e)	7.38%	01/31/2020	416,250
200,000	Union Andina de Cementos SAA(e)	5.88%	10/30/2021	202,750
350,000	Volcan Cia Minera SAA(e)	5.38%	02/02/2022	342,563
				4,176,551
Singapore - 0.02%
400,000	Oversea-Chinese Banking Corp. Ltd.(c)(e)	4.00%	10/15/2024	409,780

TOTAL FOREIGN CORPORATE BONDS
(Cost $48,937,543)				47,212,275

U.S. CORPORATE BONDS - 3.57%
Aerospace/Defense - 0.05%
451,000	The Boeing Co.	6.88%	03/15/2039	623,149
360,000	TransDigm, Inc.	6.00%	07/15/2022	357,300
				980,449
Agriculture - 0.03%
605,000	Reynolds American, Inc.	4.00%	06/12/2022	618,214

Apparel - 0.01%
130,000	Levi Strauss & Co.(d)	5.00%	05/01/2025	126,425

Auto Manufacturers - 0.06%
470,000	Ford Motor Co.	7.45%	07/16/2031	602,496
710,000	General Motors Financial Co., Inc.	2.40%	04/10/2018	711,882
				1,314,378
Auto Parts & Equipment - 0.06%
230,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	242,650
165,000	Dana Holding Corp.	5.50%	12/15/2024	162,937
520,000	Delphi Corp.	4.15%	03/15/2024	537,768
245,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	267,663
				1,211,018
Banks - 0.38%
910,000	Bank of America Corp.	2.00%	01/11/2018	913,120
605,000	BB&T Corp.	2.45%	01/15/2020	606,238
300,000	BBVA Bancomer SA(c)(d)	5.35%	11/12/2029	300,000
930,000	Citigroup, Inc.	1.75%	05/01/2018	925,933
1,230,000	JPMorgan Chase & Co.	1.70%	03/01/2018	1,226,669
610,000	Morgan Stanley	2.65%	01/27/2020	608,792
605,000	Morgan Stanley	3.75%	02/25/2023	612,996
605,000	PNC Funding Corp.	3.30%	03/08/2022	615,286
615,000	The Goldman Sachs Group, Inc.	2.60%	04/23/2020	611,792
415,000	Wells Fargo & Co.	4.60%	04/01/2021	454,632
750,000	Wells Fargo & Co.	3.50%	03/08/2022	770,965
				7,646,423
Beverages - 0.06%
545,000	PepsiCo, Inc.	1.85%	04/30/2020	538,870
615,000	The Coca-Cola Co.	1.65%	11/01/2018	618,177
				1,157,047
Biotechnology - 0.03%
545,000	Amgen, Inc.	2.70%	05/01/2022	527,190

Principal Amount/Description		Rate	Maturity	Value
Chemicals - 0.08%
$310,000	Ashland, Inc.	4.75%	08/15/2022	$305,350
400,000	Braskem America Finance Co.(e)	7.13%	07/22/2041	348,520
280,000	Hexion, Inc.	6.63%	04/15/2020	258,300
120,000	Platform Specialty Products Corp.(d)	6.50%	02/01/2022	124,500
640,000	The Dow Chemical Co.	3.00%	11/15/2022	615,940
				1,652,610
Commercial Services - 0.05%
325,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	322,156
164,000	Service Corp. International	5.38%	01/15/2022	173,020
420,000	United Rentals North America, Inc.	7.63%	04/15/2022	456,750
				951,926
Computers - 0.08%
460,000	Apple, Inc.	0.90%	05/12/2017	460,188
1,105,000	International Business Machines Corp.	1.13%	02/06/2018	1,097,878
				1,558,066
Cosmetics/Personal Care - 0.02%
400,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	394,000

Distribution/Wholesale - 0.01%
230,000	HD Supply, Inc.	7.50%	07/15/2020	244,375

Diversified Financial Services - 0.27%
610,000	Air Lease Corp.	3.75%	02/01/2022	609,964
610,000	Ally Financial, Inc.	4.13%	03/30/2020	610,378
435,000	American Express Credit Corp.	2.13%	03/18/2019	435,823
790,000	American Express Credit Corp.	2.25%	08/15/2019	791,187
1,180,000	General Electric Capital Corp.	2.90%	01/09/2017	1,213,971
265,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.88%	03/15/2019	267,703
529,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	673,130
245,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	241,404
529,000	Synchrony Financial	3.00%	08/15/2019	532,873
				5,376,433
Electric - 0.10%
617,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	757,085
490,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	472,876
150,000	The Southern Co.	1.95%	09/01/2016	151,732
600,000	The Southern Co.	2.45%	09/01/2018	612,641
				1,994,334
Electronics - 0.05%
925,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	914,396

Engineering & Construction - 0.02%
430,000	SBA Communications Corp.	5.63%	10/01/2019	448,813

Entertainment - 0.02%
165,000	Regal Entertainment Group	5.75%	03/15/2022	167,467
185,000	Scientific Games International, Inc.(d)	7.00%	01/01/2022	191,937
				359,404
Environmental Control - 0.02%
410,000	Waste Management, Inc.	4.10%	03/01/2045	374,085

Food - 0.19%
615,000	HJ Heinz Co.(d)	1.60%	06/30/2017	615,268
225,000	JBS USA LLC / JBS USA Finance, Inc.(d)	5.75%	06/15/2025	223,312
405,000	Kellogg Co.	7.45%	04/01/2031	510,034

Principal Amount/Description		Rate	Maturity	Value
$120,000	Pilgrim's Pride Corp.(d)	5.75%	03/15/2025	$121,500
305,000	Post Holdings, Inc.	7.38%	02/15/2022	311,481
800,000	The Kroger Co.	3.40%	04/15/2022	806,299
1,210,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,219,430
				3,807,324
Forest Products & Paper - 0.05%
1,100,000	Georgia-Pacific LLC(d)	3.60%	03/01/2025	1,089,746

Hand/Machine Tools - 0.02%
350,000	Milacron LLC / Mcron Finance Corp.(d)	7.75%	02/15/2021	362,250

Healthcare-Products - 0.05%
390,000	Alere, Inc.	6.50%	06/15/2020	405,600
55,000	Alere, Inc.(d)	6.38%	07/01/2023	56,100
540,000	Zimmer Holdings, Inc.	1.45%	04/01/2017	540,341
				1,002,041
Healthcare-Services - 0.14%
548,000	Anthem, Inc.	2.30%	07/15/2018	551,360
455,000	HCA, Inc.	5.38%	02/01/2025	460,687
90,000	Kindred Healthcare, Inc.(d)	8.00%	01/15/2020	96,525
590,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	595,066
530,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	484,092
230,000	LifePoint Health, Inc.	5.50%	12/01/2021	238,050
355,000	Select Medical Corp.	6.38%	06/01/2021	360,325
130,000	Tenet Healthcare Corp.(d)	6.75%	06/15/2023	132,844
				2,918,949
Holding Companies-Diversified - 0.02%
60,000	Argos Merger Sub, Inc.(d)	7.13%	03/15/2023	63,000
440,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	438,392
				501,392
Home Builders - 0.01%
285,000	WCI Communities, Inc.	6.88%	08/15/2021	295,688

Household Products/Wares - 0.01%
105,000	Spectrum Brands, Inc.	6.75%	03/15/2020	110,828
85,000	Spectrum Brands, Inc.(d)	5.75%	07/15/2025	86,700
				197,528
Insurance - 0.12%
685,000	Liberty Mutual Group, Inc.(d)	6.50%	05/01/2042	802,238
1,146,000	MetLife, Inc.	4.13%	08/13/2042	1,065,162
610,000	TIAA Asset Management Finance Co. LLC(d)	2.95%	11/01/2019	614,644
				2,482,044
Internet - 0.03%
610,000	Amazon.com, Inc.	3.80%	12/05/2024	612,569

Iron/Steel - 0.05%
395,000	Glencore Funding LLC(d)	3.13%	04/29/2019	398,938
465,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.(d)	6.38%	05/01/2022	453,375
175,000	Steel Dynamics, Inc.	5.13%	10/01/2021	176,225
				1,028,538
Leisure Time - 0.03%
85,000	NCL Corp. Ltd.	5.00%	02/15/2018	86,912
240,000	NCL Corp. Ltd.(d)	5.25%	11/15/2019	246,900
225,000	Viking Cruises Ltd.(d)	8.50%	10/15/2022	250,875
				584,687

Principal Amount/Description		Rate	Maturity	Value
Lodging - 0.01%
$130,000	MGM Resorts International	6.63%	12/15/2021	$136,500
120,000	Station Casinos LLC	7.50%	03/01/2021	129,000
				265,500
Machinery-Construction & Mining - 0.01%
180,000	Terex Corp.	6.00%	05/15/2021	181,800

Machinery-Diversified - 0.01%
100,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	106,125

Media - 0.14%
270,000	21st Century Fox America, Inc.	4.75%	09/15/2044	264,062
405,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	399,938
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.13%	05/01/2023	78,100
175,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(d)	6.38%	09/15/2020	174,475
255,000	Comcast Corp.	4.20%	08/15/2034	245,670
370,000	Comcast Corp.	4.40%	08/15/2035	366,990
450,000	Gannett Co., Inc.(d)	4.88%	09/15/2021	447,750
175,000	Gray Television, Inc.	7.50%	10/01/2020	186,156
635,000	Time Warner, Inc.	3.60%	07/15/2025	617,965
30,000	Tribune Media Co.(d)	5.88%	07/15/2022	30,300
				2,811,406
Mining - 0.06%
150,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	125,254
100,000	Southern Copper Corp.	3.88%	04/23/2025	96,564
300,000	Southern Copper Corp.	6.75%	04/16/2040	311,322
850,000	Southern Copper Corp.	5.25%	11/08/2042	741,914
				1,275,054
Miscellaneous Manufacturing - 0.01%
335,000	Gates Global LLC / Gates Global Co.(d)	6.00%	07/15/2022	304,850

Office/Business Equipment - 0.04%
240,000	CDW LLC / CDW Finance Corp.	6.00%	08/15/2022	248,700
475,000	Xerox Corp.	2.95%	03/15/2017	486,654
				735,354
Oil & Gas - 0.45%
555,000	Chevron Corp.	1.37%	03/02/2018	553,921
490,000	ConocoPhillips	6.50%	02/01/2039	607,433
475,000	Devon Energy Corp.	6.30%	01/15/2019	536,675
145,000	Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	77,212
6,530,000	Energy XXI Gulf Coast, Inc.(d)	11.00%	03/15/2020	5,762,725
80,000	Energy XXI Gulf Coast, Inc.	7.50%	12/15/2021	26,400
140,000	EPL Oil & Gas, Inc.	8.25%	02/15/2018	85,050
380,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.88%	08/01/2022	345,610
245,000	Phillips 66	5.88%	05/01/2042	266,997
130,000	Sanchez Energy Corp.	6.13%	01/15/2023	117,000
235,000	Southern Star Central Corp.(d)	5.13%	07/15/2022	239,700
260,000	Triangle USA Petroleum Corp.(d)	6.75%	07/15/2022	202,800
195,000	Ultra Petroleum Corp.(d)	5.75%	12/15/2018	188,175
				9,009,698
Packaging & Containers - 0.06%
425,000	Berry Plastics Corp.	5.50%	05/15/2022	427,656
445,000	Plastipak Holdings, Inc.(d)	6.50%	10/01/2021	455,012

Principal Amount/Description		Rate	Maturity	Value
$235,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	$244,988
				1,127,656
Pharmaceuticals - 0.09%
547,000	AbbVie, Inc.	4.70%	05/14/2045	541,607
465,000	Baxalta, Inc.(d)	5.25%	06/23/2045	466,947
640,000	Cardinal Health, Inc.	1.95%	06/15/2018	641,190
225,000	Quintiles Transnational Corp.(d)	4.88%	05/15/2023	226,687
				1,876,431
Pipelines - 0.10%
625,000	Energy Transfer Partners LP	4.75%	01/15/2026	617,307
407,000	Enterprise Products Operating LLC	3.70%	02/15/2026	396,346
440,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	472,948
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	25,639
445,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.(d)	6.25%	10/15/2022	462,800
				1,975,040
REITS - 0.06%
575,000	Boston Properties LP	4.13%	05/15/2021	611,845
160,000	ERP Operating LP	4.50%	07/01/2044	155,904
345,000	Simon Property Group LP	5.65%	02/01/2020	393,117
125,000	Simon Property Group LP	4.13%	12/01/2021	134,255
				1,295,121
Retail - 0.09%
160,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	167,200
85,000	Family Tree Escrow LLC(d)	5.75%	03/01/2023	89,250
60,000	Rite Aid Corp.(d)	6.13%	04/01/2023	62,025
170,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	178,925
1,305,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,228,289
				1,725,689
Software - 0.10%
185,000	Activision Blizzard, Inc.(d)	5.63%	09/15/2021	194,250
330,000	Audatex North America, Inc.(d)	6.00%	06/15/2021	340,312
285,000	Infor US, Inc.(d)	6.50%	05/15/2022	291,413
1,075,000	Oracle Corp.	2.38%	01/15/2019	1,090,810
170,000	Oracle Corp.	2.25%	10/08/2019	171,022
				2,087,807
Telecommunications - 0.17%
645,000	AT&T, Inc.	3.40%	05/15/2025	613,676
525,000	Cisco Systems, Inc.	1.65%	06/15/2018	526,809
345,000	CommScope, Inc.(d)	5.00%	06/15/2021	338,962
230,000	Frontier Communications Corp.	8.50%	04/15/2020	241,040
320,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	284,400
395,000	Level 3 Communications, Inc.	5.75%	12/01/2022	393,025
50,000	Level 3 Financing, Inc.	5.38%	08/15/2022	50,688
1,055,000	Verizon Communications, Inc.	4.40%	11/01/2034	990,557
				3,439,157
Transportation - 0.05%
70,000	Air Medical Merger Sub Corp.(d)	6.38%	05/15/2023	66,150
500,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	495,042

Principal Amount/Description		Rate	Maturity	Value
$565,000	FedEx Corp.	4.10%	02/01/2045	$507,630
				1,068,822

TOTAL U.S. CORPORATE BONDS
(Cost $73,675,834)				72,017,852

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.10%
1,100,000	Colombia Government International Bond	4.38%	07/12/2021	1,153,350
760,000	Mexico Government International Bond	4.00%	10/02/2023	782,040

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,934,830)				1,935,390

COLLATERALIZED LOAN OBLIGATIONS - 0.77%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(d)	3.77%	07/15/2026	476,912
250,000	Series 2014-1A(c)(d)	5.28%	07/15/2026	228,424
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(d)	3.93%	07/22/2026	490,341
250,000	Series 2014-18A(c)(d)	5.48%	07/22/2026	234,273
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(c)(d)	3.01%	07/17/2025	246,526
500,000	Series 2013-2A(c)(d)	3.71%	07/17/2025	484,355
	Babson CLO Ltd.
500,000	Series 2015-IA(c)(d)	3.73%	04/20/2027	480,664
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(d)	3.42%	04/15/2027	501,574
500,000	Series 2015-1A(c)(d)	3.87%	04/15/2027	479,628
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(d)	6.65%	07/15/2026	250,490
250,000	Series 2014-1A(c)(d)	3.40%	07/15/2026	250,781
250,000	Series 2014-1A(c)(d)	4.45%	07/15/2026	250,623
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(d)	5.76%	07/20/2023	500,609
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(d)	2.97%	04/17/2025	245,559
500,000	Series 2013-1A(c)(d)	3.32%	04/17/2025	472,409
500,000	Series 2013-1A(c)(d)	4.67%	04/17/2025	449,355
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(d)	3.43%	07/27/2026	250,752
500,000	Series 2014-3A(c)(d)	4.48%	07/27/2026	501,758
	Catamaran CLO 2015-1 Ltd.
500,000	Series 2015-1A(c)(d)	3.38%	04/22/2027	500,400
	Cent CDO 10 Ltd.
250,000	Series 2005-10A(c)(d)	0.59%	12/15/2017	247,035
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(d)	3.46%	01/20/2027	250,684
250,000	Series 2015-1A(c)(d)	3.81%	01/20/2027	242,578
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(d)	3.00%	07/15/2025	249,551

Principal Amount/Description		Rate	Maturity	Value
	Flatiron CLO Ltd.
$250,000	Series 2014-1A(c)(d)	3.13%	07/17/2026	$249,752
250,000	Series 2014-1A(c)(d)	3.58%	07/17/2026	237,534
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(d)	3.68%	04/15/2025	490,261
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(d)	2.98%	08/01/2025	241,971
250,000	Series 2014-1A(c)(d)	3.28%	04/18/2026	245,095
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(d)	2.98%	01/18/2026	249,818
	LCM XII LP
250,000	Series 2015-12A(c)(d)	3.98%	10/19/2022	249,707
	LCM XIV LP
500,000	Series 2013-14A(c)(d)	3.75%	07/15/2025	492,463
	LCM XV LP
250,000	Series 2014-15A(c)(d)	3.38%	08/25/2024	250,468
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(d)	3.63%	01/19/2025	241,123
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(d)	3.88%	07/20/2026	244,461
250,000	Series 2014-14A(c)(d)	5.03%	07/20/2026	232,690
	Magnetite CLO Ltd.
500,000	Series 2012-7A(c)(d)	5.53%	01/15/2025	486,570
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(d)	3.23%	01/15/2025	249,641
250,000	Series 2013-1A(c)(d)	3.78%	01/15/2025	243,277
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(c)(d)	3.62%	07/17/2025	482,200
500,000	Series 2013-1A(c)(d)	4.77%	07/17/2025	455,832
	OHA Intrepid Leveraged Loan Fund Ltd.
500,000	Series 2013-1AR(c)(d)	3.33%	04/20/2021	501,463
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(d)	3.42%	01/17/2025	501,268
	Venture X CLO Ltd.
500,000	Series 2012-10A(c)(d)	4.48%	07/20/2022	501,260
	Venture XV CLO Ltd.
500,000	Series 2013-15A(c)(d)	3.35%	07/15/2025	501,246

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $15,583,279)				15,633,381

CONTINGENT CONVERTIBLE SECURITIES - 0.06%
700,000	Banco do Brasil SA(c)(d)(h)	9.00%	Perpetual Maturity	635,040
600,000	United Overseas Bank Ltd.(c)	3.75%	09/19/2024	613,956

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $1,319,440)				1,248,996

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.28%
	Adjustable Rate Mortgage Trust
2,129,444	Series 2005-1(c)	2.77%	05/25/2035	2,082,567
7,048,924	Series 2005-10(c)	2.76%	01/25/2036	6,230,713
1,719,856	Series 2005-7(c)	3.09%	10/25/2035	1,533,623

Principal Amount/Description		Rate	Maturity	Value
	Alternative Loan Trust
$663,529	Series 2005-20CB	5.50%	07/25/2035	$629,819
269,478	Series 2005-54CB	5.50%	11/25/2035	257,125
1,000,000	Series 2005-6CB	5.50%	04/25/2035	956,581
529,103	Series 2005-85CB(c)	20.95%	02/25/2036	666,085
2,505,411	Series 2005-85CB(c)	1.29%	02/25/2036	2,063,183
659,292	Series 2005-86CB	5.50%	02/25/2036	610,316
1,281,100	Series 2005-9CB(c)	4.86%	05/25/2035	157,247
721,340	Series 2005-9CB(c)	0.69%	05/25/2035	602,649
515,372	Series 2006-12CB(c)	5.75%	05/25/2036	440,189
2,342,119	Series 2006-15CB	6.50%	06/25/2036	1,914,818
322,577	Series 2006-30T1	6.25%	11/25/2036	306,014
260,809	Series 2006-32CB	5.50%	11/25/2036	231,614
502,044	Series 2006-36T2(c)	27.20%	12/25/2036	698,318
1,923,060	Series 2007-19	6.00%	08/25/2037	1,619,697
6,628,725	Series 2007-20	6.25%	08/25/2047	6,111,200
2,017,652	Series 2007-23CB(c)	6.31%	09/25/2037	558,441
2,113,094	Series 2007-23CB(c)	0.69%	09/25/2037	1,414,317
	American Home Mortgage Investment Trust
209,859	Series 2007-A(d)(f)	6.10%	01/25/2037	119,376
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(d)	0.69%	06/15/2028	397,709
17,000,000	Series 2015-200P(c)(d)	9.13%	04/14/2033	574,600
	Banc of America Alternative Loan Trust
107,322	Series 2005-6	6.00%	07/25/2035	101,472
195,589	Series 2005-6	5.50%	07/25/2035	180,162
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(c)	5.77%	02/10/2051	322,656
	Banc of America Funding Corp.
3,000,000	Series 2005-B(c)	0.64%	04/20/2035	2,421,342
523,551	Series 2006-2	5.50%	03/25/2036	527,510
2,242,832	Series 2006-A(c)	2.65%	02/20/2036	1,894,763
1,130,905	Series 2008-R2(d)	6.00%	09/25/2037	1,177,440
	BCAP LLC Trust
248,573	Series 2007-AA2(c)	7.50%	04/25/2037	229,667
161,279	Series 2007-AA2	6.00%	04/25/2037	137,738
6,490,639	Series 2009-RR1(c)(d)	6.00%	10/26/2036	6,487,355
11,033,852	Series 2010-RR6(c)(d)	6.01%	07/26/2036	8,750,184
	Bear Stearns ALT-A Trust
2,531,505	Series 2004-11(c)	2.67%	11/25/2034	2,199,597
2,392,776	Series 2005-3(c)	2.52%	04/25/2035	1,872,775
2,231,557	Series 2006-6(c)	4.18%	11/25/2036	1,715,826
	Bear Stearns Asset-Backed Securities Trust
624,506	Series 2005-HE3(c)	1.20%	03/25/2035	619,692
3,476,743	Series 2006-AC1(f)	5.75%	02/25/2036	2,727,369
	Bear Stearns Commercial Mortgage Securities
319,100	Series 2006-PW13(c)	5.61%	09/11/2041	324,451
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(d)	5.56%	12/15/2022	1,313,000
	Chase Mortgage Finance Trust
8,038,830	Series 2007-S2	6.00%	03/25/2037	7,306,267
16,030,224	Series 2007-S2	6.00%	03/25/2037	14,850,753

Principal Amount/Description		Rate	Maturity	Value
$853,859	Series 2007-S3	5.50%	05/25/2037	$758,668
	Citicorp Mortgage Securities Trust
1,463,265	Series 2007-1	6.00%	01/25/2037	1,497,120
595,309	Series 2007-2	5.50%	02/25/2037	597,069
	Citigroup Commercial Mortgage Trust
4,065,547	Series 2014-GC25(c)	1.10%	10/10/2047	312,642
355,500	Series 2015-GC27(c)(d)	4.43%	01/10/2025	309,210
400,000	Series 2015-GC31	4.20%	06/10/2025	376,280
	Citigroup Mortgage Loan Trust, Inc.
1,353,629	Series 2006-WF1(f)	5.39%	03/25/2036	995,298
1,912,032	Series 2007-OPX1(f)	6.33%	01/25/2037	1,331,652
2,000,000	Series 2008-AR4(c)(d)	2.52%	11/25/2038	1,834,154
1,400,000	Series 2008-AR4(c)(d)	2.90%	11/25/2038	1,343,933
1,339,800	Series 2010-8(c)(d)	7.39%	11/25/2036	1,193,863
3,966,578	Series 2010-8(c)(d)	7.00%	12/25/2036	3,548,245
	Citigroup/Deutsche Bank Commercial Mortgage Trust
313,100	Series 2007-CD4(c)	5.81%	12/11/2049	325,159
	CitiMortgage Alternative Loan Trust
1,294,265	Series 2007-A1	6.00%	01/25/2037	1,114,737
254,936	Series 2007-A1(c)	5.21%	01/25/2037	39,370
439,101	Series 2007-A3(c)	5.21%	03/25/2037	68,231
190,804	Series 2007-A3(c)	6.00%	03/25/2037	170,818
1,533,021	Series 2007-A4	5.75%	04/25/2037	1,324,455
1,314,559	Series 2007-A6	5.50%	06/25/2037	1,123,850
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(c)	5.91%	04/15/2047	324,195
	Commercial Mortgage Pass-Through Certificates
397,351	Series 2010-C1(c)(d)	2.06%	07/10/2046	14,122
325,200	Series 2014-CR15(c)(d)	4.77%	02/10/2047	311,165
312,400	Series 2014-CR19(c)	4.72%	08/10/2047	317,295
400,000	Series 2014-CR20(c)	4.51%	11/10/2047	398,858
11,000	Series 2014-UBS4(c)(d)(i)	0.00%	08/10/2047	0
3,091,920	Series 2014-UBS4(d)	3.75%	08/10/2047	1,949,765
2,705,400	Series 2014-UBS4(d)	3.75%	08/10/2047	1,932,738
5,797,416	Series 2014-UBS4(d)	3.75%	08/10/2047	1,716,615
3,993,358	Series 2015-CR22(c)	1.04%	03/10/2025	271,071
	Commercial Mortgage Trust
312,200	Series 2007-GG11(c)	6.05%	12/10/2049	325,332
400,000	Series 2007-GG9	5.48%	03/10/2039	419,512
	Consumer Credit Origination Loan Trust
3,500,000	Series 2015-1(d)	5.21%	04/15/2018	3,559,328
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(f)	5.56%	02/25/2036	2,515,757
	Countrywide Home Loan Mortgage Pass-Through Trust
5,155,077	Series 2005-HYB7(c)	4.74%	11/20/2035	4,633,357
233,736	Series 2005-J4	5.50%	11/25/2035	233,937
4,885,914	Series 2006-18	6.00%	12/25/2036	4,528,236
709,767	Series 2007-17	6.00%	10/25/2037	699,669
762,232	Series 2007-3	6.00%	04/25/2037	710,341
964,929	Series 2007-7	5.75%	06/25/2037	886,090
	Credit Suisse First Boston Mortgage Securities Corp.
116,929	Series 1998-C2(c)(d)	6.75%	11/15/2030	120,169

Principal Amount/Description		Rate	Maturity	Value
$132,878	Series 2005-10	5.50%	11/25/2035	$123,595
112,994	Series 2005-8	5.50%	08/25/2025	108,348
8,529,675	Series 2005-9	6.00%	10/25/2035	6,644,608
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(f)	5.70%	09/25/2036	3,061,850
189,314	Series 2007-1(c)	5.90%	05/25/2037	109,409
	CSAIL Commercial Mortgage Trust
5,992,121	Series 2015-C1(c)	0.98%	01/15/2025	401,640
	CSMC Mortgage-Backed Trust
341,159	Series 2006-1	6.00%	02/25/2036	258,790
8,137,217	Series 2006-2	5.75%	03/25/2036	7,722,960
154,686	Series 2006-4	5.50%	05/25/2021	148,106
1,285,379	Series 2006-5	6.25%	06/25/2036	746,811
156,062	Series 2006-9	6.00%	11/25/2036	147,112
4,349,860	Series 2007-1	6.00%	02/25/2037	3,878,231
34,140	Series 2007-2	5.00%	03/25/2037	33,861
712,252	Series 2007-3(c)	5.84%	04/25/2037	394,886
91,677	Series 2007-4	6.00%	06/25/2037	84,597
302,900	Series 2007-C4(c)	5.91%	09/15/2039	324,819
6,923,406	Series 2009-16R(d)	6.00%	07/26/2037	6,502,483
2,566,361	Series 2010-7R(c)(d)	6.18%	04/26/2037	2,476,052
	Del Coronado Trust
326,700	Series 2013-HDC D(c)(d)	0.34%	03/15/2026	327,027
326,700	Series 2013-HDC E(c)(d)	6.20%	03/15/2026	327,116
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
658,582	Series 2005-6(c)	4.89%	12/25/2035	108,058
288,506	Series 2005-6(c)	1.59%	12/25/2035	216,648
2,991,192	Series 2007-1(c)	0.33%	08/25/2037	2,543,488
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
239,003	Series 2006-PR1(c)(d)	6.12%	04/15/2036	281,690
	First Horizon Alternative Mortgage Securities Trust
149,492	Series 2005-FA6	5.50%	09/25/2035	136,662
1,932,941	Series 2005-FA6	5.50%	09/25/2035	1,767,054
170,237	Series 2006-FA7	6.25%	12/25/2036	142,086
291,528	Series 2007-FA2	6.00%	04/25/2037	228,043
	First Horizon Mortgage Pass-Through Trust
4,510,548	Series 2007-AR3(c)	2.40%	11/25/2037	3,909,545
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(d)	3.37%	06/10/2028	412,120
	GS Mortgage Securities Trust
12,920,101	Series 2006-GG6(c)(d)	0.13%	04/10/2038	3,966
400,000	Series 2006-GG6(c)	5.52%	04/10/2038	406,482
400,000	Series 2006-GG8	5.62%	11/10/2039	406,549
498,270	Series 2011-GC3(c)(d)	0.94%	03/10/2044	12,202
3,755,448	Series 2011-GC5(c)(d)	1.66%	08/10/2044	193,528
	GSAA Home Equity Trust
131,875	Series 2005-7(c)	4.48%	05/25/2035	133,253
3,447,206	Series 2006-13(c)	6.04%	07/25/2036	2,150,074
715,334	Series 2006-18(f)	5.68%	11/25/2036	397,384
236,596	Series 2006-6(c)	5.69%	03/25/2036	138,290
1,238,651	Series 2007-2(f)	6.10%	03/25/2037	663,615
3,040,232	Series 2007-8(c)	0.54%	08/25/2037	2,759,585

Principal Amount/Description		Rate	Maturity	Value
	GSR Mortgage Loan Trust
$1,101,928	Series 2005-AR4(c)	2.94%	07/25/2035	$1,089,858
3,510,804	Series 2006-2F	5.25%	02/25/2036	2,745,761
3,024,063	Series 2007-2F	5.75%	02/25/2037	2,894,824
6,524,827	Series 2007-2F	6.00%	03/25/2037	6,265,981
2,989,551	Series 2007-AR2(c)	2.74%	05/25/2037	2,474,188
	HSI Asset Loan Obligation Trust
273,580	Series 2007-2	5.50%	09/25/2037	263,400
	IndyMac IMJA Mortgage Loan Trust
2,467,749	Series 2007-A1	6.00%	08/25/2037	2,235,006
	IndyMac IMSC Mortgage Loan Trust
5,627,256	Series 2007-F2	6.50%	07/25/2037	3,714,394
	IndyMac Index Mortgage Loan Trust
5,986,851	Series 2005-AR31(c)	2.48%	01/25/2036	5,200,999
2,281,397	Series 2005-AR35(c)	4.37%	02/25/2036	1,793,997
6,440,722	Series 2006-AR25(c)	2.61%	09/25/2036	4,933,671
1,327,093	Series 2007-FLX1(c)	0.37%	02/25/2037	1,277,778
	JP Morgan Alternative Loan Trust
578,339	Series 2005-S1	6.00%	12/25/2035	550,166
130,683	Series 2006-S1	5.00%	02/25/2021	126,806
1,124,631	Series 2006-S3(f)	6.12%	08/25/2036	1,062,675
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(c)	4.66%	08/15/2047	409,023
388,000	Series 2014-C26(c)	4.43%	01/15/2048	390,925
300,000	Series 2015-C27(c)(d)	3.85%	02/15/2025	251,060
5,994,812	Series 2015-C28(c)	1.21%	03/15/2025	455,353
	JP Morgan Chase Commercial Mortgage Securities Corp.
5,610,643	Series 2006-LDP8(c)	0.51%	05/15/2045	25,158
314,430	Series 2006-LDP9	5.37%	05/15/2047	325,201
310,000	Series 2007-CB19(c)	5.70%	02/12/2049	328,887
400,000	Series 2007-CB20(c)	6.07%	02/12/2051	418,700
4,000,000	Series 2007-CH1(f)	5.18%	11/25/2036	3,837,910
4,216,546	Series 2012-C8(c)	2.11%	10/15/2045	393,560
400,000	Series 2014-DSTY(d)	3.43%	06/10/2027	412,585
	JP Morgan Mortgage Acquisition Corp.
455,785	Series 2006-CH2(f)	5.46%	10/25/2036	367,263
	JP Morgan Mortgage Trust
11,641,265	Series 2005-S3	6.50%	01/25/2036	10,475,660
334,163	Series 2007-S3	6.00%	08/25/2037	301,798
1,857,941	Series 2007-S3	6.00%	08/25/2037	1,679,991
	JP Morgan Resecuritization Trust
3,320,972	Series 2011-1(c)(d)	6.00%	06/26/2037	2,849,560
	LB-UBS Commercial Mortgage Trust
4,110,512	Series 2006-C7(c)(d)	0.65%	11/15/2038	32,925
3,082,884	Series 2006-C7(c)(d)	0.65%	11/15/2038	24,694
400,000	Series 2007-C2(c)	5.49%	02/15/2040	420,021
400,000	Series 2007-C7(c)	6.25%	09/15/2045	423,642
	Lehman Mortgage Trust
1,144,422	Series 2006-6	5.50%	10/25/2036	927,225
4,127,222	Series 2006-7(c)	0.44%	11/25/2036	484,589
4,127,222	Series 2006-7(c)	7.56%	11/25/2036	1,060,828
2,254,952	Series 2006-8(c)	0.61%	12/25/2036	1,116,389
2,254,952	Series 2006-8(c)	6.39%	12/25/2036	654,978
1,954,188	Series 2007-10	6.00%	01/25/2038	1,950,731
577,466	Series 2007-10	6.50%	01/25/2038	475,655

Principal Amount/Description		Rate	Maturity	Value
	Lehman XS Trust
$678,107	Series 2006-5(f)	5.89%	04/25/2036	$641,181
	MASTR Asset Securitization Trust
106,916	Series 2003-1	5.75%	02/25/2033	106,953
147,909	Series 2003-2	5.75%	04/25/2033	146,565
	Merrill Lynch Alternative Note Asset Trust
1,130,446	Series 2007-F1	6.00%	03/25/2037	724,145
	ML-CFC Commercial Mortgage Trust
20,875	Series 2007-8(c)	5.81%	08/12/2049	21,012
	Morgan Stanley Bank of America Merrill Lynch Trust
4,726,355	Series 2012-C5(c)(d)	1.83%	08/15/2045	361,987
300,000	Series 2014-C14(c)(d)	4.83%	02/15/2047	285,041
450,000	Series 2014-C19	4.00%	12/15/2047	429,141
500,000	Series 2015-C20(d)	3.07%	01/15/2025	395,871
	Morgan Stanley Capital I Trust
320,600	Series 2006-HQ8(c)	5.68%	03/12/2044	325,408
316,200	Series 2007-HQ11(c)	5.51%	02/12/2044	327,630
8,224	Series 2007-HQ12(c)	0.44%	04/12/2049	8,223
308,400	Series 2007-IQ13	5.41%	03/15/2044	325,697
7,702,979	Series 2011-C1(c)(d)	0.89%	09/15/2047	110,557
400,000	Series 2014-MP(c)(d)	3.82%	08/11/2029	404,829
	Morgan Stanley Mortgage Loan Trust
5,605,144	Series 2005-3AR(c)	2.55%	07/25/2035	4,897,383
331,489	Series 2006-11	6.00%	08/25/2036	272,251
1,898,215	Series 2006-7(c)	5.31%	06/25/2036	1,610,481
1,761,380	Series 2006-7	6.00%	06/25/2036	1,575,361
625,013	Series 2007-3XS(f)	5.70%	01/25/2047	457,273
	Morgan Stanley Re-REMIC Trust
641,350	Series 2011-R1(c)(d)	5.94%	02/26/2037	678,574
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,941,804	Series 2005-AP3(c)	5.32%	08/25/2035	1,454,270
	PHH Alternative Mortgage Trust
2,658,176	Series 2007-2	6.00%	05/25/2037	2,366,072
	PR Mortgage Loan Trust
9,186,940	Series 2014-1(c)(d)	5.93%	10/25/2049	9,508,483
	Prime Mortgage Trust
163,673	Series 2006-1	5.50%	06/25/2036	154,573
132,700	Series 2006-DR1(d)	5.50%	05/25/2035	130,042
	RBSGC Structured Trust
433,391	Series 2008-B(d)	6.00%	06/25/2037	378,433
	Residential Accredit Loans, Inc.
390,419	Series 2004-QS15	5.25%	11/25/2034	406,196
3,536,759	Series 2005-QS17	6.00%	12/25/2035	3,184,515
7,042,473	Series 2006-QA5(c)	0.41%	07/25/2036	4,754,888
5,226,528	Series 2006-QS10	6.50%	08/25/2036	4,560,454
1,980,197	Series 2006-QS4	6.00%	04/25/2036	1,724,174
1,359,152	Series 2006-QS6	6.00%	06/25/2036	1,143,121
1,907,557	Series 2006-QS6	6.00%	06/25/2036	1,604,360
565,842	Series 2006-QS7(c)	5.42%	06/25/2036	121,568
188,614	Series 2006-QS7(c)	0.58%	06/25/2036	121,776
3,587,735	Series 2006-QS7	6.00%	06/25/2036	2,956,466
688,230	Series 2006-QS8(c)	5.36%	08/25/2036	114,493
229,410	Series 2006-QS8(c)	0.64%	08/25/2036	146,371
4,506,985	Series 2007-QS3	6.50%	02/25/2037	3,756,225

Principal Amount/Description		Rate	Maturity	Value
$144,322	Series 2007-QS6	6.25%	04/25/2037	$123,315
20,334	Series 2007-QS6(c)	53.44%	04/25/2037	47,944
6,434,679	Series 2007-QS9	6.50%	07/25/2037	5,591,658
430,726	Series 2008-QR1	6.00%	08/25/2036	335,444
	Residential Asset Mortgage Products, Inc.
43,012	Series 2004-RS4(c)	5.07%	04/25/2034	44,152
558,808	Series 2006-RS5(c)	0.36%	09/25/2036	548,194
	Residential Asset Securities Corp.
4,890,073	Series 2006-EMX6(c)	0.34%	07/25/2036	4,433,873
903,460	Series 2007-KS4(c)	0.37%	05/25/2037	902,401
	Residential Asset Securitization Trust
804,541	Series 2006-A1	6.00%	04/25/2036	637,795
1,599,902	Series 2006-A2	6.00%	01/25/2046	1,316,788
1,161,738	Series 2006-A6	6.50%	07/25/2036	715,984
7,737,265	Series 2006-A7CB	6.25%	07/25/2036	7,353,342
202,455	Series 2006-A8	6.50%	08/25/2036	136,401
711,680	Series 2006-A8	6.00%	08/25/2036	651,748
428,658	Series 2006-A8(c)	5.71%	08/25/2036	118,891
2,355,088	Series 2007-A1	6.00%	03/25/2037	1,666,771
4,043,163	Series 2007-A2	6.00%	04/25/2037	3,386,213
147,429	Series 2007-A6	6.00%	06/25/2037	133,163
3,945,355	Series 2007-A7	6.00%	07/25/2037	2,919,571
15,867,790	Series 2007-A8	6.00%	08/25/2037	13,459,313
	Residential Funding Mortgage Securities I, Inc.
2,153,472	Series 2006-S3	5.50%	03/25/2036	1,979,364
513,636	Series 2006-S6	6.00%	07/25/2036	490,138
3,639,718	Series 2006-S6	6.00%	07/25/2036	3,473,205
925,780	Series 2007-S3	6.00%	03/25/2037	846,908
739,024	Series 2007-S6	6.00%	06/25/2037	691,712
	Sequoia Mortgage Trust
4,400,900	Series 2007-3(c)	2.47%	07/20/2037	3,779,137
	Structured Adjustable Rate Mortgage Loan Trust
2,041,773	Series 2005-15(c)	2.51%	07/25/2035	1,689,704
	Structured Asset Securities Corp.
363,941	Series 2005-RF1(c)(d)	0.54%	03/25/2035	304,725
369,101	Series 2005-RF1(c)(d)	5.31%	03/25/2035	51,568
	Suntrust Alternative Loan Trust
14,596,307	Series 2005-1F	6.50%	12/25/2035	13,936,845
	TBW Mortgage-Backed Trust
1,781,493	Series 2006-2	7.00%	07/25/2036	813,554
	Wachovia Bank Commercial Mortgage Trust
400,000	Series 2006-C28(c)	5.63%	10/15/2048	407,844
1,504,437	Series 2006-C29(c)	0.38%	11/15/2048	8,073
400,000	Series 2007-C30(c)	5.41%	12/15/2043	409,650
302,200	Series 2007-C33(c)	5.95%	02/15/2051	324,291
	Wachovia Mortgage Loan Trust LLC Series Trust
2,859,541	Series 2005-B(c)	2.50%	10/20/2035	2,506,348
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,394,826	Series 2005-1	6.00%	03/25/2035	3,527,886
132,338	Series 2005-9	5.50%	11/25/2035	117,300
939,168	Series 2006-5	6.00%	07/25/2036	747,143

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Mortgage Pass-Through Certificates Trust
$1,679,248	Series 2006-2	6.00%	03/25/2036	$1,486,559
	Wells Fargo Alternative Loan Trust
1,492,098	Series 2007-PA2(c)	0.62%	06/25/2037	1,141,626
1,492,098	Series 2007-PA2(c)	5.88%	06/25/2037	295,219
601,956	Series 2007-PA3	5.75%	07/25/2037	550,403
1,786,482	Series 2007-PA3	6.25%	07/25/2037	1,632,612
10,902,430	Series 2007-PA5	6.25%	11/25/2037	10,603,485
	Wells Fargo Mortgage-Backed Securities Trust
4,181,997	Series 2005-12	5.50%	11/25/2035	4,276,005
1,341,182	Series 2006-11	6.00%	09/25/2036	1,287,322
443,173	Series 2006-2	5.50%	03/25/2036	427,803
184,005	Series 2006-2	5.75%	03/25/2036	188,434
1,484,753	Series 2007-13	6.00%	09/25/2037	1,543,636
1,596,676	Series 2007-14	6.00%	10/25/2037	1,634,497
1,410,325	Series 2007-2	6.00%	03/25/2037	1,390,762
595,092	Series 2007-5	5.50%	05/25/2037	615,716
	WF-RBS Commercial Mortgage Trust
2,997,942	Series 2012-C9(c)(d)	2.20%	11/15/2045	310,502
4,906,731	Series 2014-C19(c)	1.30%	03/15/2047	359,840
4,970,699	Series 2014-C22(c)	0.96%	09/15/2057	305,305

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $381,012,220)				408,795,089

U.S. GOVERNMENT BONDS AND NOTES - 2.81%
990,000	U.S. Treasury Bonds	4.50%	02/15/2036	1,240,671
2,460,000	U.S. Treasury Bonds	2.75%	11/15/2042	2,278,383
2,170,000	U.S. Treasury Bonds	3.63%	02/15/2044	2,375,473
2,700,000	U.S. Treasury Notes	0.25%	09/30/2015	2,701,582
2,780,000	U.S. Treasury Notes	0.25%	10/31/2015	2,781,846
740,000	U.S. Treasury Notes	0.25%	11/30/2015	740,549
5,513,126	U.S. Treasury Notes	0.13%	04/15/2019	5,579,884
5,280,000	U.S. Treasury Notes	2.38%	12/31/2020	5,440,876
6,860,000	U.S. Treasury Notes	2.25%	03/31/2021	7,003,635
7,330,000	U.S. Treasury Notes	2.00%	08/31/2021	7,347,753
7,210,000	U.S. Treasury Notes	1.75%	02/28/2022	7,077,632
4,150,000	U.S. Treasury Notes	1.75%	03/31/2022	4,071,216
3,230,000	U.S. Treasury Notes	1.75%	05/15/2023	3,121,240
4,700,000	U.S. Treasury Notes	2.75%	11/15/2023	4,880,659

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $57,290,927)				56,641,399

MUNICIPAL BONDS - 1.32%
20,900,000	Commonwealth of Puerto Rico Revenue Bonds	8.00%	07/01/2035	14,159,750
810,000	Commonwealth of Virginia, Series B Revenue Bonds	5.00%	06/01/2027	988,232
580,000	East Bay Municipal Utility District Water System, Series A Revenue Bonds	5.00%	06/01/2031	683,629
1,110,000	Gwinnett County School District Georgia, Revenue Bonds	5.00%	02/01/2031	1,325,107

Principal Amount/Description		Rate	Maturity	Value
$880,000	New York State Dormitory Authority, Series A Revenue Bonds	5.00%	03/15/2033	$1,003,183
1,060,000	State of California, Revenue Bonds	5.00%	08/01/2033	1,214,304
640,000	State of Louisiana Revenue Bonds	5.00%	05/01/2028	738,138
1,090,000	State of Nevada, Series B Revenue Bonds	5.00%	11/01/2026	1,311,194
850,000	State of Oregon Department of Transportation, Series A Revenue Bonds	5.00%	11/15/2029	1,002,983
1,000,000	State of Texas, Series A Revenue Bonds	5.00%	10/01/2028	1,177,910
890,000	State of Washington Revenue Bonds	5.00%	07/01/2027	1,019,388
920,000	The University of Texas System, Series B Revenue Bonds	5.00%	08/15/2027	1,093,098
780,000	Utah Transit Authority Sales Tax Revenue, Series A Revenue Bonds	5.00%	06/15/2031	914,690

TOTAL MUNICIPAL BONDS
(Cost $29,711,555)				26,631,606

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 10.97%
	Federal Home Loan Mortgage Corp. Pool
3,338,561	Series 2011-3894	4.50%	07/15/2041	3,533,646
702,904	Series Pool #G01840	5.00%	07/01/2035	781,817
285,407	Series Pool #G04817	5.00%	09/01/2038	313,935
	Federal Home Loan Mortgage Corp. REMICS
3,103,195	Series 2003-2722	9.68%	12/15/2033	3,486,822
635,427	Series 2005-R003	5.50%	10/15/2035	712,313
3,753,705	Series 2006-3244(c)	6.47%	11/15/2036	729,296
180,188	Series 2007-3261(c)	6.24%	01/15/2037	33,570
957,666	Series 2007-3262(c)	6.21%	01/15/2037	165,247
2,046,692	Series 2007-3301(c)	5.91%	04/15/2037	263,260
3,031,864	Series 2007-3303(c)	5.89%	04/15/2037	475,319
1,607,807	Series 2007-3303(c)	5.91%	04/15/2037	253,103
1,299,414	Series 2007-3382(c)	5.81%	11/15/2037	154,306
1,478,971	Series 2007-3384(c)	6.12%	08/15/2036	190,506
1,057,718	Series 2007-3384(c)	6.20%	11/15/2037	124,089
1,113,383	Series 2008-3417(c)	5.99%	02/15/2038	154,659
8,040,850	Series 2008-3419(c)	6.24%	02/15/2038	1,367,053
1,296,991	Series 2008-3423(c)	5.46%	03/15/2038	135,071
28,024,870	Series 2008-3423(c)	0.35%	03/15/2038	239,164
15,064,115	Series 2008-3435(c)	5.79%	04/15/2038	2,501,750
3,650,153	Series 2009-3510(c)	6.56%	02/15/2037	723,314
1,106,924	Series 2009-3523(c)	5.81%	04/15/2039	147,343
214,593	Series 2009-3524	4.79%	06/15/2038	217,439
106,952	Series 2009-3549(c)	5.61%	07/15/2039	10,746
2,549,560	Series 2009-3560(c)	6.21%	11/15/2036	444,308
887,081	Series 2010-3630(c)	1.93%	03/15/2017	22,878
1,008,124	Series 2010-3641	4.50%	03/15/2040	1,104,171
1,391,635	Series 2010-3726(c)	5.86%	09/15/2040	221,419
8,866,218	Series 2010-3728(c)	6.24%	09/15/2040	951,500
32,446	Series 2010-3745(c)	5.99%	10/15/2040	33,176
84,282	Series 2010-3766(c)	5.46%	11/15/2040	87,670
750,000	Series 2010-3779	3.50%	12/15/2030	794,483
250,000	Series 2010-3779	4.00%	12/15/2030	265,441

Principal Amount/Description		Rate	Maturity	Value
$491,010	Series 2010-3779	4.50%	12/15/2040	$506,646
121,372	Series 2011-3786(c)	5.79%	01/15/2041	121,074
1,192,883	Series 2011-3795	4.00%	01/15/2041	1,238,372
171,118	Series 2011-3798(c)	6.56%	11/15/2040	188,121
12,494	Series 2011-3805(c)	1.24%	02/15/2041	12,904
600,000	Series 2011-3808	3.50%	02/15/2031	622,203
61,054	Series 2011-3809(c)	4.79%	02/15/2041	64,778
2,501,401	Series 2011-3815(c)	5.81%	02/15/2041	371,347
500,000	Series 2011-3824	3.50%	03/15/2031	529,689
1,289,295	Series 2011-3824(c)	5.61%	08/15/2036	257,137
501,970	Series 2011-3857(c)	6.21%	05/15/2041	501,810
1,415,948	Series 2011-3863	5.50%	08/15/2034	1,556,233
901,689	Series 2011-3864(c)	8.84%	05/15/2041	953,454
1,245,451	Series 2011-3871	5.50%	06/15/2041	1,422,713
1,964,860	Series 2011-3872(c)	5.76%	06/15/2041	279,863
2,104,742	Series 2011-3888	4.00%	07/15/2041	2,259,267
2,421,569	Series 2011-3910	5.00%	08/15/2041	2,638,644
2,834,157	Series 2011-3924(c)	5.81%	09/15/2041	395,174
7,147,573	Series 2011-3924(c)	5.81%	09/15/2041	1,253,334
3,084,370	Series 2011-3925	3.00%	09/15/2021	193,872
11,103,305	Series 2012-3(c)	5.76%	02/25/2042	1,776,523
3,381,816	Series 2012-4057	4.00%	06/15/2042	3,477,242
9,718,101	Series 2013-4196(c)	5.18%	03/15/2043	8,580,758
9,329,274	Series 2013-4239(j)	0.00%	07/15/2043	5,963,734
7,807,700	Series 2014-4302(c)	5.96%	02/15/2044	1,534,354
3,630,330	Series 2014-4377	3.00%	06/15/2039	3,755,813
4,082,385	Series 2014-4413	3.50%	11/15/2044	3,982,940
14,200,601	Series 2015-4427(c)	5.41%	07/15/2044	2,527,877
3,030,113	Series 2015-4434	3.00%	02/15/2045	2,678,151
3,025,078	Series 2015-4440	2.50%	02/15/2045	2,495,811
	Federal National Mortgage Association Pool
198,695	Series Pool #555743	5.00%	09/01/2033	220,475
238,353	Series Pool #735382	5.00%	04/01/2035	264,068
610,583	Series Pool #735383	5.00%	04/01/2035	676,504
438,373	Series Pool #735484	5.00%	05/01/2035	485,078
167,799	Series Pool #AH4437	4.00%	01/01/2041	174,324
4,944,325	Series Pool #AS4645	3.00%	03/01/2045	4,922,017
8,936,909	Series Pool #AY4778	3.00%	03/01/2035	9,091,175
752,040	Series Pool #MA0264	4.50%	12/01/2029	813,203
1,839,556	Series Pool #MA3894	4.00%	09/01/2031	1,966,440
	Federal National Mortgage Association REMICS
236,208	Series 2004-46(c)	5.81%	03/25/2034	35,353
976,493	Series 2005-104(c)	6.51%	12/25/2033	57,041
667,717	Series 2006-101(c)	6.39%	10/25/2036	136,347
1,945,300	Series 2006-123(c)	6.13%	01/25/2037	370,167
9,012,043	Series 2006-92(c)	6.39%	10/25/2036	1,911,923
304,398	Series 2007-102(c)	6.21%	11/25/2037	47,197
509,259	Series 2007-108(c)	6.17%	12/25/2037	66,488
84,420	Series 2007-30(c)	5.92%	04/25/2037	12,568
1,328,294	Series 2007-38(c)	5.89%	05/25/2037	179,397
94,069	Series 2007-51(c)	5.91%	06/25/2037	12,996
183,505	Series 2007-53(c)	5.91%	06/25/2037	23,538
1,464,122	Series 2007-57(c)	6.43%	10/25/2036	235,561
1,247,118	Series 2007-68(c)	6.46%	07/25/2037	168,117
1,743,363	Series 2008-3(c)	6.27%	02/25/2038	294,251

Principal Amount/Description		Rate	Maturity	Value
$1,082,636	Series 2008-56(c)	5.87%	07/25/2038	$131,635
562,884	Series 2008-81	5.50%	09/25/2038	612,148
1,282,791	Series 2009-111	5.00%	01/25/2040	1,383,016
1,192,756	Series 2009-111(c)	6.06%	01/25/2040	148,646
2,372,522	Series 2009-12(c)	6.41%	03/25/2036	476,496
179,200	Series 2009-28(c)	5.81%	04/25/2037	22,816
987,910	Series 2009-41	4.50%	06/25/2039	1,038,649
599,658	Series 2009-42(c)	5.81%	06/25/2039	66,167
1,683,345	Series 2009-47(c)	5.91%	07/25/2039	210,650
915,910	Series 2009-62(c)	5.91%	08/25/2039	112,628
334,163	Series 2009-66(c)	5.61%	02/25/2038	54,101
288,272	Series 2009-68(c)	5.06%	09/25/2039	32,004
18,497	Series 2010-109(c)	52.98%	10/25/2040	67,873
1,997,563	Series 2010-11(c)	4.61%	02/25/2040	190,972
279,443	Series 2010-111(c)	5.81%	10/25/2040	32,670
405,608	Series 2010-112	4.00%	10/25/2040	421,703
906,833	Series 2010-115(c)	6.41%	11/25/2039	127,903
4,472,266	Series 2010-115(c)	5.81%	10/25/2040	842,092
10,999,776	Series 2010-123(c)	5.86%	11/25/2040	2,176,080
2,151,604	Series 2010-15(c)	4.76%	03/25/2040	254,602
380,772	Series 2010-34(c)	4.74%	04/25/2040	42,739
178,651	Series 2010-4(c)	6.04%	02/25/2040	27,839
410,705	Series 2010-58(c)	11.99%	06/25/2040	463,312
2,826,555	Series 2010-75	4.50%	07/25/2040	3,040,159
2,223,759	Series 2010-9(c)	4.56%	02/25/2040	186,380
298,172	Series 2010-9(c)	5.11%	02/25/2040	32,186
95,175	Series 2010-90(c)	5.81%	08/25/2040	12,533
500,000	Series 2011-16	3.50%	03/25/2031	528,996
2,982,207	Series 2011-2	4.00%	02/25/2041	3,131,897
1,000,000	Series 2011-25	3.00%	04/25/2026	1,020,589
500,000	Series 2011-29	3.50%	04/25/2031	529,740
1,121,763	Series 2011-48(c)	8.83%	06/25/2041	1,166,708
1,939,273	Series 2011-5(c)	6.21%	11/25/2040	230,318
2,725,940	Series 2011-58(c)	6.36%	07/25/2041	472,968
9,795,619	Series 2012-106(c)	5.97%	10/25/2042	1,703,228
1,790,743	Series 2012-124(c)	7.46%	11/25/2042	1,757,311
9,795,601	Series 2012-128(c)	5.72%	11/25/2042	8,525,126
352,407	Series 2012-140(c)	7.55%	12/25/2042	350,347
8,988,432	Series 2012-20	3.50%	03/25/2042	8,744,764
2,331,904	Series 2012-29(c)	5.81%	04/25/2042	324,654
2,275,821	Series 2012-32	5.00%	04/25/2042	471,198
9,371,402	Series 2012-65(c)	5.79%	06/25/2042	1,638,936
4,848,597	Series 2012-92	3.50%	08/25/2042	4,654,699
6,827,099	Series 2013-19(c)	5.18%	03/25/2043	6,280,726
9,646,208	Series 2013-51(c)	5.18%	04/25/2043	8,545,074
20,075,447	Series 2014-50(c)	6.01%	08/25/2044	3,718,623
10,041,171	Series 2014-73(c)	6.01%	11/25/2044	1,946,787
	Government National Mortgage Association
141,329	Series 2004-83(c)	5.90%	10/20/2034	22,960
134,160	Series 2008-6(c)	6.28%	02/20/2038	21,662
128,594	Series 2008-67(c)	5.82%	08/20/2038	19,147
1,993,424	Series 2008-69(c)	7.45%	08/20/2038	415,405
135,139	Series 2009-10(c)	6.47%	02/16/2039	30,550
2,628,426	Series 2009-35	4.50%	05/20/2039	2,852,810
10,415,311	Series 2009-58(c)	6.07%	06/20/2039	1,352,368

Principal Amount/Description		Rate	Maturity	Value
$143,027	Series 2009-6(c)	5.77%	02/20/2038	$18,839
4,663,031	Series 2009-75	5.00%	09/20/2039	5,231,776
13,238,446	Series 2010-121(c)	5.82%	09/20/2040	2,379,215
8,476,171	Series 2010-26(c)	6.07%	02/20/2040	1,496,460
19,682,801	Series 2010-35(c)	5.50%	03/20/2040	3,047,254
236,348	Series 2010-61(c)	6.37%	09/20/2039	36,882
969,628	Series 2010-98(c)	5.88%	03/20/2039	113,323
3,025,823	Series 2011-45	4.50%	03/20/2041	3,235,458
2,221,925	Series 2011-69(j)	0.00%	05/20/2041	1,963,869
2,402,605	Series 2011-71	4.50%	02/20/2041	2,564,139
3,825,632	Series 2011-71(c)	5.22%	05/20/2041	594,918
1,041,124	Series 2011-72(c)	5.97%	05/20/2041	164,398
5,932,560	Series 2011-89(c)	5.27%	06/20/2041	888,837
2,241,404	Series 2012-105(c)	6.02%	01/20/2041	231,695
15,599,995	Series 2013-102(c)	5.96%	03/20/2043	2,560,681
18,423,397	Series 2013-113(c)	6.07%	03/20/2043	2,512,513
21,513,958	Series 2013-122(c)	5.92%	08/16/2043	3,755,713
10,256,229	Series 2013-148(c)	5.50%	10/16/2043	1,715,698
20,028,139	Series 2013-186(c)	6.07%	02/16/2043	3,354,153
15,645,231	Series 2014-156(c)	6.07%	10/20/2044	2,779,245
27,860,821	Series 2014-3(c)	5.92%	01/20/2044	4,914,554
32,556,441	Series 2014-4(c)	5.92%	01/16/2044	4,517,551
20,509,711	Series 2014-5(c)	5.97%	07/20/2043	2,910,180
13,771,661	Series 2014-95(c)	6.07%	06/16/2044	2,500,321

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $247,528,649)				221,096,142

Shares/Description	Discount Rate	Maturity Date	Value
SHORT-TERM INVESTMENTS - 23.36%
Money Market Fund
470,978,190	State Street Institutional Trust (7 Day Yield 0.00%)		470,978,190

TOTAL SHORT-TERM INVESTMENTS
(Cost $470,978,190)			470,978,190

TOTAL INVESTMENTS - 100.38%
(Cost $2,065,177,020)			2,023,747,868
DEPOSIT WITH BROKER FOR TOTAL RETURN SWAP CONTRACTS - 0.02%			400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%			(8,048,429)
NET ASSETS - 100.00%			$2,016,099,439

(a)	Non-income producing security.
(b)	Affiliated company. See Note 7 to Notes to Financial Statements.
(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $115,278,173, which represents approximately 5.72% of net assets as of June 30, 2015.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2015, the aggregate market value of those securities was $20,380,140, representing 1.01% of net assets.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2015.
(g)	Security is currently in default/non-income producing.
(h)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)	Security will not have a principal balance, market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(j)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:
BV - Besloten Vennootschap a Dutch private limited liability company.
CEF - Closed End Fund.
CLO - Collateralized Loan Obligation.
ETN - Exchange Traded Note.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
MLP – Master Limited Partnership.
PLC - Public Limited Co.
Pty - Proprietary.
REIT - Real Estate Investment Trust.
REMICS - Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anónima Abierta - A publicly traded corporation.
SA de CV - Sociedad Anónima de Capital Variable - A variable capital company.
SAB de CV - Sociedad Anónima Bursátil de Capital Variable - A variable capital company.
SAC - Sociedad Anónima Cerrada - A privately held corporation.
SAPI - Sociedad Anónima Promotora de Inversion (Mexican investment promotion company)
S de rl - Sociedad de Responsabilidad.
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Deprectiation
ReFlow Fund, LLC*	12/16/2015	$30,000,000	$(212,549)
			$(212,549)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	The floating short-term rate paid by the Fund (on the notional amount of all total return swap contracts) at June 30, 2015, was 1.69% (1 month Libor +1.50%)

*	See Note 4 in the Notes to Quarterly Schedule of Investments.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 85.46%
812	The Gabelli Global Small and Mid Cap Value Trust(a)	$8,649
51,119	Adams Diversified Equity Fund, Inc.	714,132
16,056	AllianzGI Equity & Convertible Income Fund	309,881
44,797	Alpine Total Dynamic Dividend Fund	387,046
177,574	Boulder Growth & Income Fund, Inc.	1,498,728
14,373	Central Securities Corp.	306,576
7,679	ClearBridge American Energy MLP Fund, Inc.	105,970
14,223	ClearBridge Energy MLP Total Return Fund, Inc.	259,996
47,121	Clough Global Allocation Fund	694,564
7,750	Clough Global Equity Fund	114,700
39,200	Clough Global Opportunities Fund	472,360
21,500	General American Investors Co., Inc.	748,415
86,120	Liberty All Star® Equity Fund	495,190
8,653	LMP Real Estate Income Fund, Inc.	101,240
5,710	Madison Strategic Sector Premium Fund	66,807
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	223,320
10,350	Royce Value Trust, Inc.	142,727
79,163	Sprott Focus Trust, Inc.	560,474
35,000	Tri-Continental Corp.	741,650

TOTAL CLOSED-END FUNDS
(Cost $7,591,080)		7,952,425

EXCHANGE-TRADED FUNDS - 14.14%
9,073	iShares® Russell 1000® Value ETF	935,880
1,844	SPDR® S&P 500® ETF Trust	379,661

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,225,912)		1,315,541

SHORT-TERM INVESTMENTS - 0.51%
Money Market Fund
47,096	State Street Institutional Trust (7 Day Yield 0.00%)	47,096

TOTAL SHORT-TERM INVESTMENTS
(Cost $47,096)		47,096

TOTAL INVESTMENTS - 100.11%
(Cost $8,864,088)		9,315,062
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%		(9,988)
NET ASSETS - 100.00%		$9,305,074

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 20.84%
46,016	Apollo Tactical Income Fund, Inc.	$725,672
26,192	Ares Multi-Strategy Credit Fund, Inc.	492,672
110,097	BlackRock Corporate High Yield Fund, Inc.	1,187,947
23,518	BlackRock Credit Allocation Income Trust	297,973
465,474	BlackRock Debt Strategies Fund, Inc.	1,685,016
103,315	BlackRock Multi-Sector Income Trust	1,712,963
34,376	Blackstone/GSO Long-Short Credit Income Fund	532,484
68,201	Blackstone/GSO Strategic Credit Fund	1,065,982
90,811	Brookfield Mortgage Opportunity Income Fund, Inc.	1,435,722
44,005	Deutsche High Income Opportunities Fund, Inc.	642,473
9,200	Deutsche High Income Trust	78,384
25,097	Eaton Vance Floating-Rate Income Plus Fund	402,054
23,332	Eaton Vance Senior Income Trust	144,892
16,474	First Trust High Income Long/Short Fund	257,653
10,162	Franklin Limited Duration Income Trust	118,387
47,729	Ivy High Income Opportunities Fund	713,071
39,759	Legg Mason BW Global Income Opportunities Fund, Inc.	565,771
93,220	MFS Charter Income Trust	789,573
84,120	MFS Multimarket Income Trust	510,608
189,803	Nuveen Credit Strategies Income Fund	1,634,204
17,950	Nuveen Global High Income Fund	299,946
24,899	Nuveen Mortgage Opportunity Term Fund	564,958
93,293	Nuveen Senior Income Fund	597,075
58,103	Nuveen Short Duration Credit Opportunities Fund	957,538
33,909	PIMCO Dynamic Credit Income Fund	684,284
93,495	The New America High Income Fund, Inc.	819,951
23,653	Virtus Global Multi-Sector Income Fund	370,879
17,796	Western Asset Global Corporate Defined Opportunity Fund, Inc.	305,201
13,865	Western Asset High Yield Defined Opportunity Fund, Inc.	213,521
34,613	Western Asset Managed High Income Fund, Inc.	170,988

TOTAL CLOSED-END FUNDS
(Cost $21,590,923)		19,977,842

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 28.96%
Belgium - 0.23%
$195,000	Telenet International Finance SA, Y Facility Term Loan	3.50%	06/30/2023	216,736

Bermuda - 0.63%
98,750	Belmond Interfin Ltd., Euro Term Loan	4.00%	03/19/2021	110,092
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%	06/30/2019	496,927
				607,019
Denmark - 0.41%
350,000	Nassa Midco AS, Facility B Term Loan	4.25%	07/09/2021	390,713

France - 1.05%
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan	4.50%	06/16/2021	263,027

Principal Amount/Description		Rate	Maturity	Value
$235,000	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.50%	10/01/2020	$262,743
199,000	Numericable Group SA, Euro Denominated Tranche B-1 Loan	4.50%	05/21/2020	222,579
230,000	Sebia SAS, Term Loan	4.25%	12/17/2021	257,377
				1,005,726
Germany - 1.69%
187,206	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	3.95%	10/15/2020	209,959
385,000	Kleopatra Holdings 2 SCA, Initial Term Loan	5.00%	04/22/2020	386,732
129,025	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	5.00%	07/25/2021	144,473
135,000	Schaeffler AG, Facility B Term Loan	4.25%	05/15/2020	151,002
265,385	Schaeffler AG, Facility E Term Loan	4.25%	05/15/2020	267,065
408,975	Springer Science + Business Media GmbH, First Lien B Term Loan(a)	E+3.75%	08/14/2020	457,907
				1,617,138
Great Britain - 1.36%
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.56%	11/27/2020	140,382
408,975	Ineos Finance PLC, Euro Term Loan	4.25%	03/31/2022	451,956
335,000	Sable International Finance Ltd., Unsecured Term Loan	6.50%	04/28/2017	336,675
240,000	United Biscuits Ltd., Term B1 Loan	4.82%	11/19/2021	378,884
				1,307,897
Ireland - 0.11%
100,000	Valeo Foods Group Ltd., Term B Loan(a)	L+4.25%	06/01/2022	109,744

Italy - 0.34%
300,000	Inter Media and Communications S.r.l., Term Loan B(a)	L+5.50%	06/05/2019	321,077

Luxembourg - 1.80%
289,275	Auris Luxembourg III SA (aka Siemens Audiology Solutions), Term Loan B2	5.50%	01/17/2022	289,817
340,000	Capsugel Finance Co. SCA, Euro Term Loan	3.75%	07/30/2021	379,428
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%	07/30/2021	199,125
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%	07/29/2022	100,104
380,000	Endo Luxembourg Finance Co. I S.A.R.L., Term B Loan(a)	L+3.00%	06/24/2022	381,338
339,150	Onex Wizard Acquisition Company II SCA, Initial Euro Term Loan	4.25%	03/11/2022	379,401
				1,729,213
Netherlands - 0.84%
153,418	Action Nederland BV, Term B Loan	4.50%	01/13/2021	171,527
330,000	Charger OpCo BV, Term B-2 Euro Loan(a)	E+3.50%	07/23/2021	369,792
233,238	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	4.25%	06/07/2020	260,919
				802,238
Spain - 0.21%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.74%	06/28/2021	201,091

Principal Amount/Description		Rate	Maturity	Value
United States - 20.29%
$577,101	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	$579,986
54,343	Alaska Communications Systems Holdings, Inc., Term Loan	6.25%	10/21/2016	54,360
559,350	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	558,852
385,000	Apollo Security Service Borrower LLC (aka Protection One), Term Loan(a)	L+4.00%	07/01/2021	385,963
246,202	Arch Coal, Inc., Term Loan	6.25%	05/16/2018	169,765
665,000	AVSC Holding Corp., Tranche 1 Incremental Term Loan(a)	L+3.50%	01/25/2021	664,584
220,000	Bass Pro Group LLC, Term Loan(a)	L+3.25%	06/05/2020	220,334
354,600	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	323,573
280,000	Calpine Corp., Term Loan	3.50%	05/20/2022	278,040
198,001	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%	05/20/2021	221,707
603,900	Cengage Learning Acquisitions, Inc. (aka Thomson Learning Acquisitions, Inc.), Term Loan	7.00%	03/31/2020	605,600
312,645	CHS/Community Health Systems, Inc., Incremental Term H Loan	4.00%	01/14/2021	313,569
705,000	CommScope, Inc., Tranche 5 Term Loan(a)	L+3.00%	12/29/2022	705,296
560,000	Communications Sales & Leasing, Inc., Term Loan	5.00%	10/14/2022	550,200
372,188	CPI Buyer LLC, First Lien Initial Term Loan	5.50%	08/16/2021	372,188
198,000	Devix Topco (fka Rexam Healthcare), First Lien Term B Loan	4.25%	05/03/2021	198,495
189,525	Emmis Operating Co., Term Loan	7.00%	06/10/2021	181,944
445,500	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	448,469
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	149,625
401,963	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.75%	04/28/2021	391,662
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%	04/28/2022	154,825
246,241	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	247,112
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020	323,597
318,467	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	236,820
278,600	GOBP Holdings, Inc., First Lien Initial Term Loan	4.75%	10/21/2021	279,252
227,125	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	220,667
170,000	Houghton Mifflin Harcourt Co., Term Loan	4.00%	05/11/2021	169,575
296,250	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	294,492
235,833	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	233,475
187,140	IMC OP, LP, First Lien Initial Term Loan(a)	L+3.50%	08/15/2020	187,529
287,100	Interactive Data Corp., Term Loan	4.75%	05/02/2021	288,356
185,000	Jonah Energy LLC, Second Lien Initial Term Loan	7.50%	05/12/2021	176,444
325,000	Life Time Fitness, Inc., Closing Date Term Loan(a)	L+3.25%	06/10/2022	323,091
96,963	Media General, Inc., Term B Loan(a)	L+3.00%	07/31/2020	97,084
99,250	Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020	99,529
94,288	Midas Intermediate Holdco II LLC, Term Loan	4.50%	08/18/2021	95,024

Principal Amount/Description		Rate	Maturity	Value
$361,350	Millennium Health LLC, Tranche B Term Loan	5.25%	04/16/2021	$151,509
163,750	Multi Packaging Solutions Global Holdings Ltd., Term Loan	5.50%	09/30/2020	258,525
548,063	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	545,602
95,000	NM Z Merger Sub, Inc. (aka Zep, Inc.), Term Loan(a)	L+4.75%	06/24/2022	95,356
386,100	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	379,241
228,275	Paragon Offshore Finance Co., Term Loan	3.75%	07/16/2021	167,782
120,733	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%	08/29/2021	135,539
211,742	PQ Corp., Term Loan	4.00%	08/07/2017	211,845
250,000	Quicksilver Resources, Inc., Second Lien Term Loan(b)	7.00%	06/21/2019	149,688
123,438	Road Infrastructure Investment LLC, First Lien Term Loan	4.25%	03/31/2021	121,817
279,298	RPI Finance Trust, Term B-4 Term Loan	3.50%	11/09/2020	279,997
440,000	SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan(a)	L+2.50%	06/10/2022	435,877
626,850	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/01/2021	627,323
220,000	Securus Technologies Holdings, Inc., Term B2 Loan(a)	L+4.25%	04/30/2020	217,342
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	245,938
108,900	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%	05/01/2021	121,521
183,613	Solenis International LP (Solenis Holdings 3 LLC), Initial Euro Term Loan	4.50%	07/31/2021	206,082
260,000	Spectrum Brands, Inc., Euro Term Loan(a)	L+2.75%	06/23/2022	289,861
275,000	SS&C Technologies, Inc., /Sunshine Acquisition II, Inc., Term B1 Loan	L+3.25%	07/08/2022	275,517
215,000	Staples, Inc., First Lien Term Loan	L+2.75%	04/23/2021	214,944
115,000	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%	05/06/2022	115,000
203,017	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	187,283
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	05/05/2016	375,843
150,000	TI Group Automotive Systems LLC, Initial Euro Term Loan(a)	E+3.50%	06/30/2022	166,810
255,000	TI Group Automotive Systems LLC, Initial US Term Loan(a)	L+3.50%	06/30/2022	254,681
235,026	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	224,377
458,905	TransDigm, Inc., Tranche E Term Loan	3.50%	05/13/2022	453,550
445,500	TransUnion LLC, Term B-2 Loan(a)	L+3.00%	04/09/2021	442,506
153,450	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	142,421
178,200	WP Mustang Holdings LLC, First Lien Term Loan	5.50%	05/29/2021	178,200
100,000	WP Mustang Holdings LLC, Second Lien Term Loan	8.50%	05/29/2022	98,907
222,188	XO Communications LLC, Initial Term Loan	4.25%	03/20/2021	222,188
223,313	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	219,125
199,500	Zayo Bandwidth LLC	3.75%	05/06/2021	198,142

Principal Amount/Description		Rate	Maturity	Value
$236,366	Zuffa LLC, Initial Term Loan	3.75%	02/25/2020	$233,670
				19,445,093

TOTAL BANK LOANS
(Cost $29,344,027)				27,753,685

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 46.98%
Canada - 2.48%
$165,000	1011778 BC ULC / New Red Finance, Inc.(c)	4.63%	01/15/2022	162,937
160,000	Baytex Energy Corp.(c)	5.13%	06/01/2021	150,800
110,000	Bombardier, Inc.(c)	6.00%	10/15/2022	98,175
135,000	Bombardier, Inc.(c)	7.50%	03/15/2025	123,187
235,000	Cascades, Inc.(c)	5.50%	07/15/2022	228,244
70,000	Cascades, Inc.(c)	5.75%	07/15/2023	67,900
160,000	First Quantum Minerals Ltd.(c)	7.25%	05/15/2022	153,200
80,000	HudBay Minerals, Inc.	9.50%	10/01/2020	85,200
115,000	Novelis, Inc.	8.75%	12/15/2020	121,900
235,000	Open Text Corp.(c)	5.63%	01/15/2023	233,238
95,000	Precision Drilling Corp.	6.63%	11/15/2020	94,288
70,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	75,863
245,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	252,374
515,000	Valeant Pharmaceuticals International, Inc.(c)	5.88%	05/15/2023	528,519
				2,375,825
France - 1.70%
100,000	Cerba European Lab SAS(d)	7.00%	02/01/2020	117,301
130,000	CMA CGM SA(c)	7.75%	01/15/2021	145,293
65,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	78,081
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	118,760
100,000	Kerneos Corporate SAS(c)	5.75%	03/01/2021	114,540
100,000	Loxam SAS(d)	7.38%	01/24/2020	117,669
125,000	Novafives SAS(c)(e)	4.01%	06/30/2020	135,411
400,000	Numericable-SFR SAS(d)	5.63%	05/15/2024	450,957
185,000	Picard Groupe SAS(d)(e)	4.25%	08/01/2019	207,485
135,000	SPCM SA(c)	2.88%	06/15/2023	141,851
				1,627,348
Germany - 0.66%
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	118,188
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(d)	4.00%	01/15/2025	119,839
90,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(d)	5.75%	01/15/2023	108,364
139,500	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(d)	5.13%	01/21/2023	164,720
100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	119,846
				630,957
Great Britain - 2.28%
150,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	260,430
100,000	Ineos Finance PLC(c)	4.00%	05/01/2023	106,473
100,000	Moto Finance PLC(c)	6.38%	09/01/2020	161,053
100,000	Pendragon PLC	6.88%	05/01/2020	167,184
100,000	Premier Foods Finance PLC(c)(e)	5.57%	03/16/2020	148,012

Principal Amount/Description		Rate	Maturity	Value
$100,000	R&R Ice Cream PLC(d)(f)	9.25%	05/15/2018	$113,157
100,000	R&R Ice Cream PLC(d)	5.50%	05/15/2020	160,464
150,000	TA MFG. Ltd.(c)	3.63%	04/15/2023	163,070
200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	182,250
230,000	Virgin Media Finance PLC(d)	7.00%	04/15/2023	386,413
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	167,181
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	167,181
				2,182,868
Ireland - 0.68%
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust(c)	5.00%	10/01/2021	211,150
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.25%	01/15/2022	127,730
310,000	Grifols Worldwide Operations Ltd.	5.25%	04/01/2022	311,550
				650,430
Italy - 0.60%
510,000	Telecom Italia SpA	3.25%	01/16/2023	572,046

Jersey - 0.42%
150,000	AA Bond Co. Ltd.(c)	5.50%	07/31/2022	234,721
100,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	171,973
				406,694
Luxembourg - 3.09%
100,000	Altice Financing SA(c)	5.25%	02/15/2023	112,600
100,000	Altice SA(c)	7.25%	05/15/2022	112,879
100,000	Altice SA(d)	7.25%	05/15/2022	112,878
405,000	ArcelorMittal	6.25%	03/01/2021	425,756
190,000	ArcelorMittal	6.13%	06/01/2025	189,881
210,000	BMBG Bond Finance SCA(d)(e)	5.01%	10/15/2020	235,407
150,000	Capsugel SA(c)(f)	7.00%	05/15/2019	152,924
400,000	ConvaTec Finance International SA(c)(f)	8.25%	01/15/2019	394,500
230,000	Galapagos SA/Luxembourg(c)(e)	4.74%	06/15/2021	255,100
140,000	Matterhorn Telecom SA(c)	3.88%	05/01/2022	148,501
100,000	SIG Combibloc Holdings SCA(c)	7.75%	02/15/2023	116,301
100,000	Telenet Finance V Luxembourg SCA(d)	6.25%	08/15/2022	120,474
100,000	Wind Acquisition Finance SA(c)(e)	4.01%	07/15/2020	111,206
145,000	Wind Acquisition Finance SA(c)	7.00%	04/23/2021	167,392
275,000	Wind Acquisition Finance SA(d)(e)	4.01%	07/15/2020	305,818
				2,961,617
Netherlands - 1.35%
130,000	Carlson Wagonlit BV(d)	7.50%	06/15/2019	153,626
220,000	Darling Global Finance BV(c)	4.75%	05/30/2022	240,975
100,000	Grupo Antolin Dutch BV(c)	4.75%	04/01/2021	113,715
110,000	Grupo Antolin Dutch BV(c)	5.13%	06/30/2022	125,206
100,000	Schaeffler Holding Finance BV(c)(f)	6.88%	08/15/2018	115,850
90,000	Sensata Technologies BV(c)	5.63%	11/01/2024	93,037
100,000	Telefonica Europe BV(e)(g)	6.50%	Perpetual Maturity	122,337
115,000	UPC Holding BV(d)	6.75%	03/15/2023	139,747
175,000	Ziggo Bond Finance BV(d)	4.63%	01/15/2025	194,123
				1,298,616
Norway - 0.16%
140,000	EWOS Holding AS(c)	6.75%	11/01/2020	156,469

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.12%
$100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	$116,626

United States - 33.44%
315,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	313,425
45,000	Acadia Healthcare Co., Inc.(c)	5.63%	02/15/2023	45,787
410,000	ACCO Brands Corp.	6.75%	04/30/2020	433,575
60,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	63,375
230,000	AECOM(c)	5.75%	10/15/2022	233,450
220,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	228,250
60,000	Ally Financial, Inc.	4.63%	05/19/2022	59,325
200,000	Ally Financial, Inc.	4.63%	03/30/2025	191,600
245,000	Alphabet Holding Co., Inc.(f)	7.75%	11/01/2017	245,612
370,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	378,325
335,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	356,775
280,000	Amsurg Corp.	5.63%	07/15/2022	283,500
300,000	Apex Tool Group LLC(c)	7.00%	02/01/2021	269,250
195,000	ARC Properties Operating Partnership LP	4.60%	02/06/2024	190,410
160,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	170,400
175,000	Ashtead Capital, Inc.(c)	5.63%	10/01/2024	176,312
130,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	134,062
65,000	AVINTIV Specialty Materials, Inc.	7.75%	02/01/2019	67,113
235,000	B&G Foods, Inc.	4.63%	06/01/2021	232,356
100,000	Belden, Inc.(d)	5.50%	04/15/2023	115,878
5,000	Berry Petroleum Co. LLC	6.75%	11/01/2020	3,975
120,000	Berry Plastics Corp.	5.50%	05/15/2022	120,750
280,000	BlueLine Rental Finance Corp.(c)	7.00%	02/01/2019	289,100
235,000	Building Materials Corp. of America(c)	5.38%	11/15/2024	231,910
105,000	Cablevision Systems Corp.	5.88%	09/15/2022	102,112
100,000	California Resource Corp.	5.00%	01/15/2020	88,500
115,000	California Resource Corp.	5.50%	09/15/2021	100,194
125,000	Calpine Corp.	5.38%	01/15/2023	123,437
185,000	Calpine Corp.	5.50%	02/01/2024	179,913
200,000	Carlson Travel Holdings, Inc.(c)(f)	7.50%	08/15/2019	203,500
55,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	55,412
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	117,150
100,000	Celanese US Holdings LLC	3.25%	10/15/2019	114,272
170,000	CenturyLink, Inc.(c)	5.63%	04/01/2025	154,062
240,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	5.13%	12/15/2021	218,850
255,000	Chesapeake Energy Corp.	5.38%	06/15/2021	232,050
35,000	Chesapeake Energy Corp.	4.88%	04/15/2022	30,625
490,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	518,787
245,000	Churchill Downs, Inc.	5.38%	12/15/2021	252,350
235,000	CITGO Petroleum Corp.(c)	6.25%	08/15/2022	232,062
200,000	Cliffs Natural Resources, Inc.(c)	8.25%	03/31/2020	190,000
145,000	CommScope Holding Co., Inc.(c)(f)	6.63%	06/01/2020	150,981
30,000	CommScope Technologies Finance LLC(c)	6.00%	06/15/2025	29,962
95,000	CommScope, Inc.(c)	5.00%	06/15/2021	93,337
175,000	Covanta Holding Corp.	6.38%	10/01/2022	183,969
360,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	347,400
275,000	DBP Holding Corp.(c)	7.75%	10/15/2020	225,500
100,000	Denbury Resources, Inc.	6.38%	08/15/2021	96,500

Principal Amount/Description		Rate	Maturity	Value
$125,000	Denbury Resources, Inc.	5.50%	05/01/2022	$112,187
270,000	DISH DBS Corp.	5.88%	07/15/2022	265,275
105,000	Dynegy, Inc.(c)	6.75%	11/01/2019	109,777
190,000	Dynegy, Inc.	5.88%	06/01/2023	186,675
40,000	Dynegy, Inc.(c)	7.63%	11/01/2024	42,600
295,000	Endo Finance LLC(c)	5.75%	01/15/2022	299,425
30,000	Endo Finance LLC / Endo Finco, Inc.(c)	7.25%	01/15/2022	31,987
200,000	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc.(c)	6.00%	07/15/2023	205,000
180,000	Energizer SpinCo, Inc.(c)	5.50%	06/15/2025	178,200
160,000	Energy XXI Gulf Coast, Inc.(c)	11.00%	03/15/2020	141,200
190,000	EnerSys(c)	5.00%	04/30/2023	188,871
245,000	Envision Healthcare Corp.(c)	5.13%	07/01/2022	247,450
120,000	Evolution Escrow Issuer LLC(c)	7.50%	03/15/2022	114,000
140,000	ExamWorks Group, Inc.	5.63%	04/15/2023	144,200
225,000	Family Tree Escrow LLC(c)	5.75%	03/01/2023	236,250
310,000	First Data Corp.(c)	8.25%	01/15/2021	327,825
205,000	First Quality Finance Co., Inc.(c)	4.63%	05/15/2021	192,700
85,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	86,700
180,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	179,100
85,000	Frontier Communications Corp.	7.63%	04/15/2024	75,437
200,000	Frontier Communications Corp.	6.88%	01/15/2025	168,000
135,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	147,994
170,000	Gulfport Energy Corp.(c)	6.63%	05/01/2023	172,975
435,000	HCA Holdings, Inc.	6.25%	02/15/2021	469,800
190,000	HCA, Inc.	5.38%	02/01/2025	192,375
120,000	HD Supply, Inc.(c)	5.25%	12/15/2021	122,100
5,000	HealthSouth Corp.	5.13%	03/15/2023	4,987
180,000	HealthSouth Corp.	5.75%	11/01/2024	184,950
100,000	HJ Heinz Co.(c)	4.88%	02/15/2025	109,125
130,000	Hologic, Inc.(c)	5.25%	07/15/2022	133,087
240,000	HUB International Ltd.(c)	7.88%	10/01/2021	245,400
220,000	IMS Health, Inc.(c)	4.13%	04/01/2023	237,848
275,000	Ingles Markets, Inc.	5.75%	06/15/2023	280,857
305,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	302,713
205,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(c)	6.88%	02/15/2019	191,675
85,000	Isle of Capri Casinos, Inc.	5.88%	03/15/2021	87,763
55,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	58,232
135,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	142,931
145,000	Jones Energy Holdings LLC / Jones Energy Finance Corp.	6.75%	04/01/2022	138,838
150,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	160,503
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	112,750
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	4,975
145,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	148,263
35,000	Level 3 Financing, Inc.	6.13%	01/15/2021	36,792
315,000	Level 3 Financing, Inc.(c)	5.13%	05/01/2023	310,076
105,000	Level 3 Financing, Inc.	5.38%	08/15/2022	106,444
120,000	Levi Strauss & Co.	6.88%	05/01/2022	128,700
60,000	Levi Strauss & Co.(c)	5.00%	05/01/2025	58,350
250,000	LifePoint Health, Inc.	5.50%	12/01/2021	258,750
5,000	Linn Energy LLC / Linn Energy Finance Corp.	6.50%	05/15/2019	4,063
325,000	Linn Energy LLC / Linn Energy Finance Corp.	6.25%	11/01/2019	255,937

Principal Amount/Description		Rate	Maturity	Value
$305,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)	5.75%	08/01/2022	$312,244
70,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	4.88%	12/01/2024	68,775
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	123,625
155,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	151,706
230,000	Michaels Stores, Inc.(c)	5.88%	12/15/2020	241,500
230,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	238,050
265,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	235,850
105,000	Neiman Marcus Group Ltd. LLC(c)(f)	8.75%	10/15/2021	113,269
185,000	NRG Energy, Inc.	6.25%	07/15/2022	188,700
330,000	NRG Energy, Inc.	6.63%	03/15/2023	341,550
85,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	86,700
85,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	85,000
120,000	Owens-Brockway Glass Container, Inc.(c)	5.00%	01/15/2022	118,950
180,000	Paragon Offshore PLC(c)	6.75%	07/15/2022	60,300
60,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	6.50%	05/15/2021	63,525
130,000	PHI, Inc.	5.25%	03/15/2019	120,900
185,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	187,313
210,000	Pinnacle Entertainment, Inc.	6.38%	08/01/2021	223,913
235,000	Pinnacle Foods Finance LLC	4.88%	05/01/2021	232,063
130,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	137,475
230,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	235,175
185,000	Post Holdings, Inc.(c)	6.00%	12/15/2022	178,756
280,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	281,400
100,000	PSPC Escrow Corp.(c)	6.00%	02/01/2023	113,277
220,000	Range Resources Corp.(c)	4.88%	05/15/2025	214,533
295,000	Rent-A-Center, Inc.	6.63%	11/15/2020	289,838
75,000	Rent-A-Center, Inc.	4.75%	05/01/2021	65,625
40,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	41,700
340,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	349,350
250,000	RHP Hotel Properties LP / RHP Finance Corp.(c)	5.00%	04/15/2023	246,250
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	72,363
80,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	86,300
50,000	RR Donnelley & Sons Co.	6.50%	11/15/2023	51,812
90,000	RR Donnelley & Sons Co.	6.00%	04/01/2024	90,788
38,000	Sabine Pass Liquefaction LLC	5.63%	02/01/2021	38,950
200,000	Sabine Pass Liquefaction LLC(c)	5.63%	03/01/2025	198,750
125,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	131,563
240,000	SBA Communications Corp.	4.88%	07/15/2022	234,600
210,000	Scientific Games International, Inc.	6.25%	09/01/2020	164,325
155,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	160,813
160,000	Sealed Air Corp.(c)	4.50%	09/15/2023	181,007
120,000	Sequa Corp.(c)	7.00%	12/15/2017	82,200
130,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	131,463
100,000	Sinclair Television Group, Inc.	6.38%	11/01/2021	103,750
365,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	374,125
225,000	Smithfield Foods, Inc.	6.63%	08/15/2022	241,031
110,000	Spectrum Brands, Inc.(c)	5.75%	07/15/2025	112,200
95,000	Spectrum Brands, Inc.	6.63%	11/15/2022	101,650
280,000	Sprint Communications, Inc.	6.00%	11/15/2022	256,550

Principal Amount/Description		Rate	Maturity	Value
$520,000	Sprint Corp.	7.25%	09/15/2021	$513,175
65,000	Sprint Corp.	7.63%	02/15/2025	61,425
140,000	Steel Dynamics, Inc.	5.13%	10/01/2021	140,980
45,000	Steel Dynamics, Inc.	5.50%	10/01/2024	45,113
115,000	Stone Energy Corp.	7.50%	11/15/2022	100,625
164,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	175,890
135,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.75%	03/01/2025	135,338
121,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	132,344
250,000	Summit Materials LLC / Summit Materials Finance Corp.(c)	6.13%	07/15/2023	251,250
15,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	15,225
35,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	35,525
220,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	223,300
110,000	Talen Energy Supply LLC(c)	5.13%	07/15/2019	108,350
105,000	Talen Energy Supply LLC(c)	6.50%	06/01/2025	105,131
355,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	378,075
380,000	Tenet Healthcare Corp.	4.50%	04/01/2021	377,625
120,000	Tenet Healthcare Corp.(c)	6.75%	06/15/2023	122,625
180,000	TerraForm Power Operating LLC(c)	5.88%	02/01/2023	183,600
180,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	188,550
20,000	The ADT Corp.	5.25%	03/15/2020	21,050
210,000	The ADT Corp.	6.25%	10/15/2021	221,550
215,000	The Chemours Co.(c)	6.13%	05/15/2023	233,648
170,000	The GEO Group, Inc.	5.13%	04/01/2023	170,000
165,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	175,312
360,000	Time, Inc.(c)	5.75%	04/15/2022	349,200
10,000	T-Mobile USA, Inc.	6.54%	04/28/2020	10,495
30,000	T-Mobile USA, Inc.	6.63%	04/28/2021	31,200
85,000	T-Mobile USA, Inc.	6.00%	03/01/2023	87,231
90,000	T-Mobile USA, Inc.	6.25%	04/01/2021	92,475
240,000	TMS International Corp.(c)	7.63%	10/15/2021	235,200
85,000	Tronox Finance LLC	6.38%	08/15/2020	79,263
150,000	Ultra Petroleum Corp.(c)	6.13%	10/01/2024	132,375
190,000	United Rentals North	5.50%	07/15/2025	184,300
205,000	Univision Communications, Inc.(c)	5.13%	05/15/2023	199,875
225,000	VWR Funding, Inc.(c)	4.63%	04/15/2022	242,689
120,000	Walter Investment Management Corp.	7.88%	12/15/2021	111,750
195,000	West Corp.(c)	5.38%	07/15/2022	183,056
135,000	Whiting Petroleum Corp.(c)	6.25%	04/01/2023	134,663
25,000	Windstream Services LLC	7.75%	10/01/2021	23,000
75,000	Windstream Services LLC	7.50%	04/01/2023	65,813
207,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	235,967
155,000	ZF North America Capital, Inc.(c)	4.50%	04/29/2022	152,869
				32,046,231

TOTAL HIGH YIELD DEBT
(Cost $46,375,199)				45,025,727

Shares/Description		Value
SHORT-TERM INVESTMENTS - 6.44%
6,169,871	State Street Institutional Trust (7 Day Yield 0.00%)	$6,169,871

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,169,871)		6,169,871

TOTAL INVESTMENTS - 103.22%
(Cost $103,480,020)		98,927,125
DEPOSIT WITH BROKER FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.19%		180,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.41)%		(3,268,088)
NET ASSETS - 100.00%		$95,839,037

(a)	All or a portion of this position has not settled as of June 30, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(b)	Security is currently in default/non-income producing.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,567,801, which represents approximately 22.50% of net assets as of June 30, 2015.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2015, the aggregate market value of those securities was $4,356,712, representing 4.55% of net assets.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.
(f)	Pay-in-kind securities.
(g)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Anonim Sirket is the Turkish term for Incorporation.
BV - Besloten Vennootschap a Dutch private limited liability company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KG - Kommanditgesellschaft is the German term for a private limited company.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S.A.R.L. - Société Anonyme à Responsabilité Limitée (French: Limited Liability Company)
SAS - Societe per actions simplifiee is the French term for a joint stock company.
SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
SpA - Societa per Azioni.
S.r.l. - Società a Responsabilità Limitata (Italian: limited company)

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Foreign		Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Appreciation
State Street Boston	EUR	12,861,228	Sale	07/03/2015	$14,338,940	$14,874
State Street Boston	EUR	112,352	Sale	08/05/2015	125,320	326
						$15,200

Foreign		Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Depreciation
State Street Boston	GBP	58,326	Purchase	07/03/2015	$91,643	$(160)
State Street Boston	GBP	1,879,081	Sale	07/03/2015	$2,952,458	$(66,574)
						$(66,734)

*	The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR - Euro
GBP - British Pound Sterling

CLOSED - RiverNorth Managed Volatility Fund

SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 15.11%
Apparel - 0.71%
2,500	Michael Kors Holdings Ltd.(a)(b)	$105,225

Auto Manufacturers - 0.23%
1,500	Navistar International Corp.(a)	33,945

Biotechnology - 0.81%
300	Biogen, Inc.(a)(b)	121,182

Coal - 0.46%
1,500	CONSOL Energy, Inc.(b)	32,610
16,400	Peabody Energy Corp.(b)	35,916
		68,526
Commercial Services - 0.03%
1,000	Weight Watchers International, Inc.(a)	4,850

Computers - 3.53%
4,200	Apple, Inc.(b)	526,785

Diversified Financial Services - 0.15%
1,000	WisdomTree Investments, Inc.(b)	21,965

Internet - 1.45%
5,500	Yahoo!, Inc.(a)(b)	216,095

Iron/Steel - 0.12%
4,200	Cliffs Natural Resources, Inc.(b)	18,186

Mining - 0.64%
1,000	Pan American Silver Corp.	8,590
5,000	Silver Wheaton Corp.	86,700
		95,290
Miscellaneous Manufacturing - 1.07%
6,000	General Electric Co.	159,420

Oil & Gas - 2.69%
1,000	Anadarko Petroleum Corp.	78,060
1,200	Apache Corp.	69,156
3,000	Bill Barrett Corp.(a)(b)	25,770
1,000	Diamond Offshore Drilling, Inc.(b)	25,810
3,300	Encana Corp.	36,366
1,000	EOG Resources, Inc.(b)	87,550
1,000	Noble Energy, Inc.(b)	42,680
1,600	Southwestern Energy Co.(a)(b)	36,368
		401,760
Retail - 0.57%
452	Best Buy Co., Inc.	14,740
1,000	Wal-Mart Stores, Inc.	70,930
		85,670
Semiconductors - 0.94%
4,000	Applied Materials, Inc.	76,820
1,000	Cree, Inc.(a)	26,030
2,000	Micron Technology(a)(b)	37,680
		140,530
Software - 1.27%
3,500	Oracle Corp.	141,050
1,300	Rackspace Hosting, Inc.(a)(b)	48,347
		189,397

Shares/Description		Value
Transportation - 0.44%
2,000	CSX Corp.	$65,300

TOTAL COMMON STOCKS
(Cost $2,433,714)		2,254,126

EXCHANGE-TRADED FUNDS - 13.30%
1,200	Energy Select Sector SPDR® Fund	90,192
5,000	iShares® MSCI Emerging Markets Index Fund(b)	198,100
47,100	Market Vectors® Gold Miners ETF(b)	836,496
6,500	Market Vectors® Junior Gold Miners ETF(b)	156,975
8,800	Market Vectors® Oil Service ETF(b)	307,120
11	SPDR® S&P 500® ETF Trust(b)	2,265
3,000	SPDR® S&P® Oil & Gas Exploration & Production ETF(b)	139,980
6,100	Utilities Select Sector SPDR® Fund(b)	252,906

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,099,683)		1,984,034

Number of Contracts	Description	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS - 5.62%
Purchased Call Options - 2.87%
10	Abercrombie & Fitch Co.	$20.00	11/20/2015	2,915
50	Abercrombie & Fitch Co.	22.00	11/20/2015	9,500
40	Accenture PLC	100.00	07/17/2015	1,700
30	Activision Blizzard, Inc.	26.00	08/21/2015	1,110
8	Akamai Technologies, Inc.	77.50	08/21/2015	576
1	Altera Corp.	47.00	09/18/2015	460
210	Altera Corp.	50.00	09/18/2015	38,325
200	Altera Corp.	55.00	09/18/2015	500
10	Apache Corp.	70.00	07/17/2015	15
1	Apple, Inc.	132.00	07/31/2015	141
8	Apple, Inc.	133.00	07/31/2015	956
20	Best Buy Co., Inc.	35.00	08/21/2015	890
10	Broadcom Corp.	55.00	08/21/2015	420
40	Broadcom Corp.	60.00	08/21/2015	400
25	Ciena Corp.	25.00	10/16/2015	3,038
125	Cisco Systems, Inc.	30.00	08/21/2015	1,750
10	ConAgra Foods, Inc.	39.00	12/18/2015	5,500
10	Cree, Inc.	37.50	08/21/2015	80
37	Deckers Outdoor Corp.	72.50	08/21/2015	14,800
34	Deckers Outdoor Corp.	75.00	08/21/2015	9,520
100	Deckers Outdoor Corp.	70.00	09/18/2015	59,000
12	Deckers Outdoor Corp.	72.50	09/18/2015	5,460
15	Deckers Outdoor Corp.	75.00	09/18/2015	5,250
20	Deckers Outdoor Corp.	80.00	09/18/2015	3,750
50	eBay, Inc.	62.50	07/24/2015	4,350
45	eBay, Inc.	67.50	07/24/2015	585
15	EI du Pont de Nemours & Co.	75.00	10/16/2015	307
50	EMC Corp.	30.00	07/17/2015	100
10	Facebook, Inc. - Class A	90.00	11/20/2015	4,225
40	Facebook, Inc. - Class A	105.00	11/20/2015	3,380
41	Financial Select Sector SPDR® Fund	25.00	09/18/2015	1,825
325	Financial Select Sector SPDR® Fund	25.00	12/18/2015	27,138

Number of Contracts	Description	Exercise Price	Expiration Date	Value
327	Financial Select Sector SPDR® Fund	$25.00	01/15/2016	$28,939
37	Goldcorp, Inc.	17.00	07/17/2015	832
44	Goldcorp, Inc.	18.00	08/21/2015	1,232
1	Google, Inc.	560.00	07/24/2015	235
50	Google, Inc.	580.00	07/24/2015	12,875
7	Google, Inc.	540.00	07/31/2015	5,110
50	Google, Inc.	560.00	08/21/2015	23,250
40	Google, Inc.	570.00	08/21/2015	29,400
10	Google, Inc.	580.00	08/21/2015	5,050
40	Hewlett-Packard Co.	33.00	08/21/2015	1,200
18	Hewlett-Packard Co.	34.00	08/21/2015	306
23	Hewlett-Packard Co.	35.00	08/21/2015	219
20	Hewlett-Packard Co.	36.00	08/21/2015	100
12	Humana, Inc.	200.00	11/20/2015	10,500
100	Intel Corp.	34.00	10/16/2015	3,950
25	International Business Machines Corp.	180.00	10/16/2015	2,637
75	iShares® Russell 2000® ETF	133.00	07/17/2015	188
75	Juniper Networks, Inc.	25.00	10/16/2015	16,350
10	LinkedIn Corp.	270.00	08/21/2015	615
210	Market Vectors® Gold Miners ETF	18.00	07/17/2015	6,720
179	Market Vectors® Gold Miners ETF	19.50	07/17/2015	984
50	Market Vectors® Gold Miners ETF	21.00	09/18/2015	950
10	McDonald's Corp.	97.50	09/18/2015	2,050
25	Michael Kors Holdings Ltd.	62.50	08/21/2015	62
75	Micron Technology, Inc.	32.00	10/16/2015	375
62	Microsoft Corp.	48.00	08/21/2015	2,046
40	Monsanto Co.	120.00	07/17/2015	500
60	Oracle Corp.	45.00	07/17/2015	30
15	Oracle Corp.	45.00	09/18/2015	285
100	Peabody Energy Corp.	5.00	09/18/2015	200
7	Pfizer, Inc.	34.00	08/21/2015	382
50	QUALCOMM, Inc.	70.00	10/16/2015	3,025
32	Rackspace Hosting, Inc.	45.00	09/18/2015	1,360
20	Rackspace Hosting, Inc.	55.00	09/18/2015	150
10	Randgold Resources Ltd.	77.50	09/18/2015	625
25	Red Hat, Inc.	82.50	07/17/2015	250
15	Red Hat, Inc.	80.00	09/18/2015	3,075
30	Salesforce.com, Inc.	72.50	11/20/2015	13,500
35	Salesforce.com, Inc.	75.00	11/20/2015	12,600
38	The Coca-Cola Co.	44.00	08/21/2015	171
10	Twitter, Inc.	55.00	09/18/2015	165
8	Twitter, Inc.	60.00	01/15/2016	288
10	Verizon Communications, Inc.	50.00	08/21/2015	80
30	Whole Foods Market, Inc.	41.00	08/21/2015	3,300
40	Xilinx, Inc.	45.00	12/18/2015	10,700
20	Xilinx, Inc.	46.00	12/18/2015	4,530
40	Yelp, Inc.	55.00	11/20/2015	9,100

TOTAL PURCHASED CALL OPTIONS
(Cost $764,835)				428,457

Purchased Put Options - 2.75%
10	Altera Corp.	39.00	09/18/2015	100
100	Consumer Discretionary Select Sector SPDR® Fund	73.00	09/18/2015	12,250
100	Consumer Discretionary Select Sector SPDR® Fund	74.00	09/18/2015	14,550
100	Consumer Staples Select Sector SPDR® Fund	48.00	07/17/2015	7,800

Number of Contracts	Description	Exercise Price	Expiration Date	Value
20	Deckers Outdoor Corp.	$71.50	07/31/2015	$6,700
12	Deckers Outdoor Corp.	75.00	07/31/2015	6,300
25	Deckers Outdoor Corp.	70.00	08/21/2015	7,625
60	Deckers Outdoor Corp.	72.50	08/21/2015	25,500
20	Deckers Outdoor Corp.	65.00	09/18/2015	3,900
50	Deckers Outdoor Corp.	70.00	09/18/2015	18,750
80	Google, Inc.	520.00	07/24/2015	59,500
10	Google, Inc.	500.00	07/31/2015	6,950
7	Google, Inc.	540.00	07/31/2015	17,990
100	Google, Inc.	520.00	08/21/2015	136,000
84	Health Care Select Sector SPDR® Fund	74.00	09/18/2015	18,522
15	iShares® Russell 2000® ETF	128.00	07/17/2015	6,165
30	Salesforce.com, Inc.	72.50	11/20/2015	21,450
25	SPDR® Consumer Discretionary ETF	78.00	07/02/2015	3,563
30	SPDR® S&P 500® ETF Trust	213.00	07/02/2015	20,880
15	SPDR® S&P 500® ETF Trust	205.00	07/31/2015	5,085
8	SPDR® S&P 500® ETF Trust	208.00	09/18/2015	5,756
7	SPDR® S&P 500® ETF Trust	210.00	09/18/2015	5,680

TOTAL PURCHASED PUT OPTIONS
(Cost $410,790)				411,016

TOTAL PURCHASED OPTIONS
(Cost $1,175,625)				839,473

Shares/Description		Discount Rate		Maturity Date	Value
SHORT-TERM INVESTMENTS - 65.21%
Money Market Fund
6,479,605	State Street Institutional Trust (7 Day Yield 0.00%)				6,479,605
U.S. Treasury
250,000	United States Treasury Bill(c)(d)	0.00	(e)%	08/20/2015	249,995
1,000,000	United States Treasury Bill(c)(d)	0.00	(e)%	08/13/2015	999,988
1,000,000	United States Treasury Bill(c)(d)	0.01%		11/27/2015	999,906
1,000,000	United States Treasury Bill(c)(d)	0.03%		12/17/2015	999,707
					3,249,596

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,728,932)					9,729,201

TOTAL INVESTMENTS - 99.24%
(Cost $15,437,954)					14,806,834
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%					113,584
NET ASSETS - 100.00%					$14,920,418

(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to written call options.
(c)	All or a portion of the security is pledged as collateral on written options and securities sold short.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Less than 0.005%

Common Abbreviations:
ETF - Exchange-Traded Fund.
Ltd. - Limited.
MSCI - Morgan Stanley Capital International.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S&P - Standard and Poor's.
SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF WRITTEN OPTIONS
Number of Contracts	Description	Exercise Price	Expiration Date	Value
Written Call Options
(20)	Abercrombie & Fitch Co.	$24.00	08/21/2015	$(860)
(55)	Altera Corp.	50.00	07/17/2015	(7,425)
(1)	Apple, Inc.	132.00	07/24/2015	(116)
(8)	Apple, Inc.	133.00	07/24/2015	(768)
(42)	Apple, Inc.	125.00	01/20/2017	(70,560)
(20)	Bill Barrett Corp.	12.00	12/18/2015	(1,150)
(3)	Biogen, Inc.	465.00	10/16/2015	(3,255)
(10)	Broadcom Corp.	60.00	07/17/2015	(65)
(40)	Broadcom Corp.	65.00	07/17/2015	(160)
(42)	Cliffs Natural Resources, Inc.	6.00	07/17/2015	(105)
(10)	ConAgra Foods, Inc.	40.00	07/17/2015	(3,850)
(15)	CONSOL Energy, Inc.	25.00	07/17/2015	(232)
(20)	Deckers Outdoor Corp.	70.00	07/24/2015	(7,400)
(49)	Deckers Outdoor Corp.	72.50	07/24/2015	(10,657)
(34)	Deckers Outdoor Corp.	75.00	07/24/2015	(3,995)
(20)	Deckers Outdoor Corp.	80.00	07/24/2015	(750)
(80)	Deckers Outdoor Corp.	70.00	08/21/2015	(41,200)
(10)	Deckers Outdoor Corp.	85.00	08/21/2015	(650)
(50)	eBay, Inc.	62.50	07/17/2015	(3,475)
(45)	eBay, Inc.	67.50	07/17/2015	(383)
(10)	EOG Resources, Inc.	89.50	07/17/2015	(1,005)
(20)	Facebook, Inc.	91.00	07/17/2015	(650)
(52)	Google, Inc.	560.00	07/17/2015	(5,200)
(40)	Google, Inc.	570.00	07/17/2015	(8,800)
(60)	Google, Inc.	580.00	07/17/2015	(7,500)
(12)	Humana, Inc.	210.00	07/17/2015	(2,400)
(28)	Market Vectors Oil Service ETF	38.00	10/16/2015	(1,820)
(100)	Market Vectors® Gold Miners ETF	21.00	07/17/2015	(150)
(240)	Market Vectors® Gold Miners ETF	23.50	09/18/2015	(1,200)
(15)	Market Vectors® Gold Miners ETF	33.00	01/15/2016	(53)
(66)	Market Vectors® Gold Miners ETF	34.00	01/15/2016	(198)
(40)	Market Vectors® Junior Gold Miners ETF	28.00	07/17/2015	(100)
(25)	Market Vectors® Junior Gold Miners ETF	31.00	08/21/2015	(125)
(40)	Market Vectors® Oil Service ETF	35.00	07/17/2015	(2,800)
(20)	Market Vectors® Oil Service ETF	42.00	07/17/2015	(50)
(10)	McDonald's Corp.	105.00	07/17/2015	(45)
(10)	Michael Kors Holdings Ltd.	50.00	07/17/2015	(25)
(15)	Michael Kors Holdings Ltd.	52.50	07/17/2015	(38)
(10)	Noble Energy, Inc.	50.00	11/20/2015	(750)
(5)	Peabody Energy Corp.	3.00	09/18/2015	(55)
(30)	Peabody Energy Corp.	3.50	09/18/2015	(210)
(50)	Peabody Energy Corp.	4.00	09/18/2015	(200)
(36)	Peabody Energy Corp.	3.50	12/18/2015	(486)
(12)	Rackspace Hosting, Inc.	48.00	07/17/2015	(60)
(20)	Salesforce.com, Inc.	80.00	07/17/2015	(310)
(16)	Southwestern Energy Co.	27.00	09/18/2015	(528)
(50)	SPDR® S&P 500® ETF Trust	220.00	09/18/2015	(2,325)
(40)	SPDR® S&P 500® ETF Trust	210.00	12/19/2015	(24,340)
(12)	SPDR® S&P 500® ETF Trust	215.00	12/19/2015	(4,488)
(26)	SPDR® S&P 500® ETF Trust	216.00	01/15/2016	(10,023)
(30)	SPDR® S&P® Oil & Gas Exploration & Production ETF	55.00	09/18/2015	(735)
(10)	WisdomTree® Investments, Inc.	20.00	07/17/2015	(2,450)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(10)	Yahoo!, Inc.	$44.00	07/17/2015	$(35)
(10)	Yahoo!, Inc.	45.00	07/17/2015	(25)
(40)	Yelp, Inc.	60.00	07/17/2015	(900)

Total Written Call Options (Premiums received $429,336)				$(237,135)

Written Put Options
(95)	AngloGold Ashanti Ltd.	9.00	10/16/2015	(8,550)
(30)	Bill Barrett Corp.	8.00	12/18/2015	(3,600)
(3)	Biogen, Inc.	360.00	10/16/2015	(4,005)
(15)	Bristol-Myers Squibb Co.	62.50	07/17/2015	(338)
(10)	Broadcom Corp.	47.00	07/17/2015	(130)
(15)	Cablevision Systems Corp.	22.00	09/18/2015	(1,163)
(10)	Celgene Corp.	100.00	07/17/2015	(165)
(20)	Chesapeake Energy Corp.	13.00	07/17/2015	(3,940)
(22)	Chicago Bridge & Iron Co. NV	40.00	07/17/2015	(990)
(25)	ConAgra Foods, Inc.	37.00	07/17/2015	(62)
(15)	CONSOL Energy, Inc.	22.00	07/17/2015	(1,740)
(10)	CONSOL Energy, Inc.	23.00	10/16/2015	(2,845)
(200)	Consumer Discretionary Select Sector SPDR® Fund	69.00	09/18/2015	(11,400)
(75)	Deckers Outdoor Corp.	70.00	07/24/2015	(11,250)
(80)	Deckers Outdoor Corp.	72.50	07/24/2015	(20,600)
(12)	Deckers Outdoor Corp.	75.00	07/24/2015	(4,860)
(20)	Deckers Outdoor Corp.	65.00	08/21/2015	(2,900)
(10)	Diamond Offshore Drilling, Inc.	25.00	08/21/2015	(1,490)
(6)	Eli Lilly & Co.	80.00	08/21/2015	(1,287)
(30)	Freeport-McMoRan, Inc.	19.00	07/17/2015	(2,880)
(20)	Freeport-McMoRan, Inc.	18.00	08/21/2015	(1,720)
(11)	Google, Inc.	500.00	07/17/2015	(4,345)
(120)	Google, Inc.	520.00	07/17/2015	(51,600)
(60)	Google, Inc.	520.00	07/17/2015	(62,700)
(10)	H&R Block, Inc.	30.00	07/17/2015	(850)
(40)	Health Care Select Sector SPDR® Fund	69.00	09/18/2015	(3,480)
(12)	Humana, Inc.	170.00	07/17/2015	(3,690)
(6)	Humana, Inc.	180.00	07/17/2015	(3,330)
(50)	Industrial Select Sector SPDR® Fund	53.00	09/18/2015	(6,675)
(51)	Industrial Select Sector SPDR® Fund	54.00	09/18/2015	(9,002)
(10)	iShares® DJ Transport	150.00	07/17/2015	(5,250)
(10)	iShares® DJ Transport	149.00	09/18/2015	(7,000)
(30)	iShares® MSCI Brazil Capped ETF	31.00	07/17/2015	(840)
(25)	iShares® MSCI Brazil Capped ETF	34.00	07/17/2015	(3,950)
(50)	iShares® MSCI Brazil Capped ETF	34.00	07/31/2015	(8,975)
(30)	iShares® MSCI Emerging Markets ETF	38.50	07/17/2015	(960)
(50)	iShares® Russell 2000® ETF	121.00	07/17/2015	(5,050)
(25)	Juniper Networks, Inc.	26.00	07/17/2015	(1,588)
(22)	Micron Technology	19.50	07/02/2015	(1,518)
(10)	Molson Coors Brewing Co.	70.00	07/17/2015	(1,450)
(20)	Monsanto Co.	105.00	10/16/2015	(10,200)
(10)	Mylan NV	67.50	07/17/2015	(1,805)
(10)	National Oilwell Varco, Inc.	47.50	11/20/2015	(3,375)
(50)	Peabody Energy Corp.	3.00	07/17/2015	(4,100)
(155)	Peabody Energy Corp.	2.50	09/18/2015	(8,602)
(105)	Peabody Energy Corp.	3.50	09/18/2015	(14,333)
(25)	Peabody Energy Corp.	4.00	09/18/2015	(4,600)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(36)	Peabody Energy Corp.	$2.50	12/18/2015	$(2,502)
(5)	Perrigo Co. PLC	180.00	07/17/2015	(1,525)
(100)	Petroleo Brasileiro SA	8.00	10/16/2015	(5,100)
(10)	Ross Stores, Inc.	47.50	07/17/2015	(425)
(10)	Sears Holdings Corp.	34.00	07/17/2015	(7,600)
(8)	SINA Corp.	45.00	07/17/2015	(152)
(15)	Southwest Airlines Co.	35.00	07/17/2015	(3,075)
(20)	SPDR® S&P 500® ETF Trust	206.00	07/02/2015	(2,360)
(30)	SPDR® S&P 500® ETF Trust	198.50	07/31/2015	(5,295)
(71)	SPDR® S&P 500® ETF Trust	187.00	09/18/2015	(13,880)
(125)	SPDR® S&P 500® ETF Trust	194.00	09/18/2015	(37,625)
(15)	SPDR® S&P 500® ETF Trust	200.00	09/18/2015	(6,532)
(30)	SPDR® S&P® Oil & Gas Exploration & Production ETF	44.00	09/18/2015	(4,680)
(25)	Teck Resources Ltd.	10.00	08/21/2015	(1,875)
(29)	Tidewater, Inc.	20.00	10/16/2015	(4,930)
(6)	Time Warner Cable, Inc.	140.00	07/17/2015	(30)
(20)	Transocean Ltd.	12.00	08/21/2015	(300)
(30)	Ultra Petroleum Corp.	13.00	07/17/2015	(2,550)
(120)	Utilities Select Sector SPDR® Fund	42.00	07/17/2015	(10,320)
(110)	Utilities Select Sector SPDR® Fund	42.00	09/18/2015	(18,700)
(30)	Vale SA	6.00	08/21/2015	(1,530)
(10)	Yahoo!, Inc.	40.00	07/17/2015	(1,270)
(10)	Yahoo!, Inc.	41.00	07/17/2015	(1,960)
(10)	Yelp, Inc.	36.00	07/17/2015	(200)
(10)	Yelp, Inc.	38.00	07/17/2015	(475)
(30)	Yelp, Inc.	39.00	07/17/2015	(2,325)

Total Written Put Options (Premiums received $468,490)				$(452,399)

Total Written Options (Premiums received $897,826)				$(689,534)

SCHEDULE OF SECURITIES SOLD SHORT
Shares/Description		Value
COMMON STOCK
Semiconductors
(8,000)	Altera Corp.	$(409,600)
Telecommunications
(7,500)	Juniper Networks, Inc.	(194,775)
Internet
(100)	Netflix, Inc.	(65,694)

TOTAL COMMON STOCK		(670,069)

TOTAL SECURITIES SOLD SHORT
(Proceeds $650,794)		$(670,069)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value.  All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”).

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares.   The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC.  On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange‐traded funds rather than individual dividend‐paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The investment adviser to the Managed Volatility Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index. Prior to January 1, 2014 the name of the Managed Volatility Fund was the RiverNorth Dynamic Buy-Write Fund. On January 28, 2014 the strategy of the RiverNorth Managed Volatility Fund changed to permit the RiverNorth Managed Volatility Fund to invest less than 80% of its net assets, plus any borrowings for investment purposes, in common stocks, preferred stocks and options on those securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2015.

Security Valuation:  The Funds’ assets are generally valued at their market value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts.  On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source.  If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$557,911,476	$–	$–	$557,911,476
Business Development Companies	22,172,614	–	–	22,172,614
Common Stocks	2,337,384	–	–	2,337,384
Exchange-Traded Funds	155,735,921	–	–	155,735,921
Exchange-Traded Notes	7,573,843	–	–	7,573,843
Preferred Stocks	1,589,496	–	–	1,589,496
Short-Term Investments	66,839,233	–	–	66,839,233
Total	$814,159,967	$–	$–	$814,159,967

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$585,641,018	$–	$–	$585,641,018
Business Development Companies	18,083,529	–	–	18,083,529
Common Stocks	1,797,632	–	–	1,797,632
Exchange-Traded Funds	14,882,831	–	–	14,882,831
Exchange-Traded Notes	7,711,144	–	–	7,711,144
Open-End Funds	24,822,616	–	–	24,822,616
Preferred Stocks	24,145,721	–	–	24,145,721
Business Development Company Senior Notes	24,473,057	–	–	24,473,057
Foreign Corporate Bonds	–	47,212,275	–	47,212,275
U.S. Corporate Bonds	–	72,017,852	–	72,017,852
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,935,390	–	1,935,390
Collateralized Loan Obligations	–	15,633,381	–	15,633,381
Contingent Convertible Securities	–	1,248,996	–	1,248,996
Non-Agency Collateralized Mortgage Obligations	–	408,795,089	–	408,795,089
U.S. Government Bonds and Notes	–	56,641,399	–	56,641,399
Municipal Bonds	–	26,631,606	–	26,631,606
U.S. Government / Agency Mortgage Backed Securities	–	221,096,142	–	221,096,142
Short-Term Investments	470,978,190	–	–	470,978,190
Total	$1,172,535,738	$851,212,130	$–	$2,023,747,868

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(212,549)	$–	$(212,549)
Total	$–	$(212,549)	$–	$(212,549)

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$7,952,425	$–	$–	$7,952,425
Exchange-Traded Funds	1,315,541	–	–	1,315,541
Short-Term Investments	47,096	–	–	47,096
Total	$9,315,062	$–	$–	$9,315,062

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$19,977,842	$–	$–	$19,977,842
Bank Loans	–	27,095,933	657,752	27,753,685
High Yield Debt	–	45,025,727	–	45,025,727
Short-Term Investments	6,169,871	–	–	6,169,871
Total	$26,147,713	$72,121,660	$657,752	$98,927,125

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$15,200	$–	$15,200
Liabilities
Forward Foreign Currency Contracts	–	(66,734)	–	(66,734)
Total	$–	$(51,534)	$–	$(51,534)

Managed Volatility Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,254,126	$–	$–	$2,254,126
Exchange-Traded Funds	1,984,034	–	–	1,984,034
Purchased Options	839,473	–	–	839,473
Short-Term Investments	6,479,605	3,249,596	–	9,729,201
Total	$11,557,238	$3,249,596	$–	$14,806,834

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(689,534)	$–	$–	$(689,534)
Securities Sold Short	(670,069)	–	–	(670,069)
Total	$(1,359,603)	$–	$–	$(1,359,603)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

RiverNorth/Oaktree High Income Fund	Bank Loans	Total
Balance as of September 30, 2014	$130,293	$130,293
Accrued discount/ premium	1,126	1,126
Return of Capital	-	-
Realized Gain/(Loss)	254	254
Change in Unrealized Appreciation/(Depreciation)	5,647	5,647
Purchases	329,975	329,975
Sales Proceeds	(130,620)	(130,620)
Transfer into Level 3	321,077	321,077
Transfer out of Level 3	-	-
Balance as of June 30, 2015	$657,752	$657,752
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2015	$(76,427)	$(76,427)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2015:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$657,752	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current year presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments.  The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options, total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.  Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Managed Volatility Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When the Managed Volatility Fund writes or purchases an option, an amount equal to the premium received or paid by the Managed Volatility Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Managed Volatility Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Managed Volatility Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

The Managed Volatility Fund had the following transactions in written options during the nine months ended June 30, 2015.

	Written Options
	Contracts	Proceeds
Outstanding, September 30, 2014	2,901	$301,147
Positions opened	36,565	3,409,129
Exercised	(5,453)	(483,252)
Expired	(22,624)	(1,512,063)
Closed	(6,975)	(817,135)
Split	5	-
Outstanding, June 30, 2015	4,419	$897,826

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2015, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the nine months ended June 30, 2015 the Core Opportunity Fund and the Strategic Income Fund invested in a total return swap. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or if the cumulative amount owed to either party was greater than or equal to $250,000. Effective January 29, 2015, if the cumulative amount owed to either party is greater than or equal to $400,000 it is settled in cash.  The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses.  The Funds value the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund and the Strategic Income Fund have agreements with ReFlow Fund, LLC to receive the total return of the Funds, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.75% and 1.50%, respectively. The agreements terminate December 16, 2015.

At June 30, 2015, the payable for the open swap agreement was $90,575 in the Core Opportunity Fund and $212,549 in the Strategic Income Fund.  In accordance with the swap contract, the Core Opportunity Fund and the Strategic Income Fund have the ability to adjust the notional amount on a daily basis. For the nine months ended June 30, 2015, the change in notional amount of the swap positions in the Core Opportunity Fund and the Strategic Income Fund is summarized below:

	Core Opportunity Fund	Strategic Income Fund
Beginning of period	$0	$0
Increases	75,000,000	50,000,000
Decreases	(75,000,000)	(20,000,000)
End of Period	$0	$30,000,000

5. SHORT SALES

The Managed Volatility Fund may enter into short sales transactions to realize additional gains or hedge investments. Short sales are transactions in which the Managed Volatility Fund sells a security that it may not own. When the Managed Volatility Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Managed Volatility Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Managed Volatility Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Managed Volatility Fund.   A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position. At June 30, 2015 the total value of securities segregated as collateral for securities sold short and written options was $3,249,596

6. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At June 30, 2015, the High Income Fund had $5,897,404 in unsettled domestic and foreign loan commitments.

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies.  As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment in affiliated companies for the nine months ended June 30, 2015 were as follows:

Strategic Income Fund
SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2014	PURCHASES	SALES	SHARE BALANCE AT JUNE 30, 2015	DIVIDENDS	REALIZED GAINS (LOSSES)
RiverNorth/Oaktree High Income Fund, Class I	-	2,569,629	-	2,569,629	$309,131	$-
					$309,131

8. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 unsecured Revolving Credit Agreement with State Street Bank & Trust, Co.  The Revolving Credit Agreement was amended on April 17, 2015.  Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater.  For unloaned balances the Funds pay a facility fee equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.15%.  The Revolving Credit Agreement expires on April 5, 2016.  For the period of December 16, 2014 through January 14, 2015 the High Income fund borrowed $9,500,000 at an average annual rate of 1.42%.  For the nine month period ended June 30, 2015, no other Funds borrowed money under the Agreement.

9. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of June 30, 2015, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund	$71,050,601	$(38,322,771)	$32,727,830	$781,432,137
Strategic Income Fund	50,114,164	(92,241,535)	(42,127,371)	2,065,875,239
Equity Opportunity Fund	610,781	(163,284)	447,497	8,867,565
High Income Fund	483,518	(5,095,061)	(4,611,543)	103,538,668
Managed Volatility Fund	211,512	(854,879)	(643,367)	15,450,201

10. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees (the "Board") of RiverNorth Funds held on July 29, 2015, the Board approved the closure and liquidation of the Managed Volatility Fund.

Accordingly, effective July 29, 2015 the Managed Volatility Fund (i) was closed to new purchase orders, (ii)  no longer pursued its stated investment objective, and (iii) sold or converted all current investments to cash in anticipation of full liquidation on, or about August 7, 2015.

If a shareholder did not voluntarily redeem his or her investment in the Fund by the liquidation date, the Fund will send proceeds from the shareholder's account to his or her address of record.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:  August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:  August 31, 2015

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:  August 31, 2015